As filed with the Securities and Exchange Commission on August 20, 2008

Securities Act File No. 333-132380

Investment Company Act File No. 811-21864

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 21	☒

(Check appropriate box or boxes.)

WISDOMTREE TRUST

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue

21st Floor

New York, NY 10017

(Address of Principal Executive Offices) (Zip Code)

(Registrant’s Telephone Number, including Area Code): 1-866-909-9473

JONATHAN STEINBERG

WISDOMTREE TRUST

380 Madison Avenue

21st Floor

New York, NY 10017

(Name and Address of Agent for Service)

Counsel for the Trust:	Richard Morris, Esq.
Ropes & Gray LLP	WisdomTree Asset Management, Inc.
1211 Avenue of the Americas	380 Madison Avenue, 21st Floor
New York, New York 10036	New York, NY 10017
Attention: Robert J. Borzone, Jr., Esq.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

WisdomTree® Trust

WisdomTree Dreyfus Chilean Peso Fund

WisdomTree Dreyfus Czech Koruna Fund

WisdomTree Dreyfus Hong Kong Dollar Fund

WisdomTree Dreyfus Hungarian Forint Fund

WisdomTree Dreyfus Israeli Shekel Fund

WisdomTree Dreyfus Icelandic Krona Fund

WisdomTree Dreyfus Indonesian Rupiah Fund

WisdomTree Dreyfus Malaysian Ringgit Fund

WisdomTree Dreyfus Mexican Peso Fund

WisdomTree Dreyfus Norwegian Krone

WisdomTree Dreyfus Polish Zloty Fund

WisdomTree Dreyfus Russian Ruble Fund

WisdomTree Dreyfus Singapore Dollar Fund

WisdomTree Dreyfus Swedish Krona

WisdomTree Dreyfus Swiss Franc Fund

WisdomTree Dreyfus Taiwan Dollar Fund

WisdomTree Dreyfus Thai Baht Fund

WisdomTree Dreyfus Turkish Lira Fund

WisdomTree Dreyfus BRIC Currency Fund

WisdomTree Dreyfus Developed Currency Fund

WisdomTree Dreyfus Emerging Asia Currency Fund

WisdomTree Dreyfus Emerging Europe Currency Fund

WisdomTree Dreyfus Emerging Latin America Currency Fund

WisdomTree Dreyfus Gulf Currency Fund

WisdomTree Dreyfus Oil Exporters Currency Fund

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” Each Fund is actively managed.

Each Fund is an “exchange traded fund.” This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities or a designated amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus – such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

ALTHOUGH EACH FUND INVESTS IN VERY SHORT-TERM, INVESTMENT-GRADE SECURITIES, THE FUNDS ARE NOT “MONEY MARKET FUNDS” AND IT IS NOT AN OBJECTIVE OF THE FUNDS TO MAINTAIN A CONSTANT SHARE PRICE AS WOULD BE THE CASE FOR A TYPICAL MONEY MARKET FUND.

WisdomTree Trust

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund (“ETF”). Like all ETFs, shares of each Fund are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) is the investment adviser to each Fund. WisdomTree Investments, Inc. (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management.

Investment Objective and Strategies

The Funds may be appropriate for investors seeking:

■	Exposure to non-U.S. currencies and money market yields.

■	The benefits of daily transparency and intra-day tradability provided by the ETF structure.

Each Fund seeks (i) to earn current income reflective of money market rates available to foreign investors in the specified country or region, and (ii) to provide exposure to changes in the value of a designated non-U.S. currency relative to the U.S. dollar. Because the market for money market instruments in these countries generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, each of these Funds intends to achieve exposure to the non-U.S. market designated by its name by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market instrument denominated in a non-U.S. currency. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to reduce interest rate risk, each Fund generally expects to maintain an average portfolio maturity of 90 days or less, though this may change from time to time. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk. All money market securities acquired by the International Currency Income Funds will be rated in the upper two short-term ratings by at least two NSROs or if unrated, deemed to be of equivalent quality.

As a matter of general policy, each Fund will invest, under normal circumstances, at least 80% of its net assets in investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy. The Trust will provide shareholders with sixty (60) days prior notice of any change to this policy for the Fund.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional risks associated with certain Funds are discussed in the section describing that Fund. Each of these risk factors may adversely affect a Fund’s value, trading price, yield, total return and/or its ability to meet its investment objectives.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. “Dreyfus” is a registered mark of The Dreyfus Corporation and has been licensed for use by the Trust.

Interest Rate Risk

The value of money market securities, and therefore the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of a U.S. money market security is expected to decrease. Similarly, if non-U.S. interest rates rise, the value of a money market security denominated in that non-U.S. currency would also be expected to decrease. In general, securities with longer maturities are more vulnerable to interest rate changes. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Low Interest Rate Risk

Financial crisis, recession, and deflation could contribute to declines in a country’s (or region’s ) short-term interest rates to levels where the interest earned by a Fund’s investments becomes insufficient to cover the expenses of the Fund. In these circumstances, a Fund may need to use available cash or sell securities out of the Fund to compensate for this shortfall. This action, if it occurs, could cause a decline in the NAV of the Fund and could have negative tax consequences.

Market Risk

The price of money market securities, and therefore the value of an investment in a Fund, may fluctuate in response to a variety of general market factors. These factors include economic, market and political developments that affect specific market segments and the market as a whole. Each Fund’s NAV and market price, like money market securities prices generally, may fluctuate within a wide range in response to these factors. As a result, an investor in a Fund could lose money over short or even long periods.

Foreign Currency Risk

Each Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Foreign Securities Risk

Each Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in such securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. In addition to fluctuations in foreign currency exchange rates, these risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. markets may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.

Emerging Market Risk

Each Fund (other than the Developed Markets Fund, Hong Kong Dollar Fund, Singapore Dollar Fund and Swiss Franc Fund) invests a significant portion of its assets in emerging market securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

Geographic Concentration Risk

Each Fund invests a significant portion of its assets in the securities of issuers organized in one or more non-U.S. jurisdictions, or in securities that provide exposure to such issuers. As such, each Fund is likely to be impacted by economic conditions or events affecting the particular market or markets reflected by its name.

Derivative Investment Risk

Each Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. Each Fund may invest in derivatives as a substitute for taking a position in the underlying asset, in an attempt to create a position economically similar to a direct investment. The Funds may invest in forward currency contracts, non-deliverable forward currency contracts and swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Non-deliverable forward currency contracts are contracts where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The combination of U.S. money market securities with forward currency contracts and swaps is designed to create a position economically similar to a money market security denominated in the specified non-U.S. currency. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk, capacity risk, credit risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. A small investment in a derivative could have a relatively large positive or negative impact on the performance of a Fund, potentially resulting in losses to Fund shareholders.

Capacity Risk

Each Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset in an attempt to create a position economically similar to a direct investment. Each Fund which attempts to use derivatives may experience the risk that the market for derivative instruments used to achieve such exposure has limited liquidity or volume. This may be due to foreign government restrictions or regulations on such use of derivative instruments, or because the Fund may be unable to obtain a sufficient amount of derivative instruments necessary to create the required exposure. This could have a negative effect on a Fund’s ability to achieve its investment objective.

Credit Risk

The financial condition of an issuer of a money market security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a money market security if the issuer defaults. The degree of risk for a particular money market security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a money market security declines. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio securities.

Financial Sector Risk

The Funds will invest a relatively large percentage of their assets (i.e., “concentrate”) in debt obligations and other securities of issuers in the financial sector and therefore the performance of the Funds will be impacted by events affecting the financial sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.

Cash Redemption Risk

Unlike most ETFs, the Funds generally do not make in-kind redemptions because of the nature of the Funds’ underlying investments. The Funds may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds in U.S. dollars or a non-U.S. currency. This may cause a Fund to recognize a capital gain that might not have been incurred if the Fund had made a redemption in-kind and may decrease the tax efficiency of a Fund compared to ETFs that use the in-kind redemption process.

Management Risk

Each Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantee that these strategies, techniques and processes will produce the desired results.

Market Trading Risk

Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, Fund shares may trade at market prices that vary significantly from NAV and investors may find it difficult to buy or sell Fund shares.

Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each Fund will be considered “non-diversified” as such term is defined by the 1940 Act. A “non-diversified” classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely. This could increase the volatility of an investment in a Fund.

Tax Risk

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a regulated investment company for all years to which the regulations are applicable. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WisdomTree Dreyfus Chilean Peso Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Chile available to foreign investors and to provide exposure to changes in the value of the Chilean Peso relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Chile.

Because the market for money market securities in Chile generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Chilean currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Chilean Peso. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Chilean government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Chile. Because the Fund concentrates its investments in instruments that provide exposure to Chile and the Chilean economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Chile and to be more volatile than the performance of more geographically diversified funds. The Chilean market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Chilean market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Czech Koruna Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in the Czech Republic available to foreign investors and to provide exposure to changes in the value of the Czech Koruna relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of the Czech Republic.

Because the market for money market securities in the Czech Republic generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Czech currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Czech Koruna. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Icelandic government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds” and “Principal Risk Factors Common to the International Currency Income Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in the Czech Republic. Because the Fund concentrates its investments in instruments that provide exposure to the Czech Republic and the Czech economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within the Czech Republic and to be more volatile than the performance of more geographically diversified funds. The Czech market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Czech Republic can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Hong Kong Dollar Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Hong Kong available to foreign investors and to provide exposure to changes in the value of the Hong Kong Dollar relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Hong Kong.

Because the market for money market securities in Hong Kong generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Hong Kong currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Hong Kong Dollar. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Hong Kong government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Hong Kong. Because the Fund concentrates its investments in instruments that provide exposure to Hong Kong and the Hong Kong economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Hong Kong and to be more volatile than the performance of more geographically diversified funds. The Hong Kong market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Hong Kong market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	—%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Hungarian Forint Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Hungary available to foreign investors and to provide exposure to changes in the value of the Hungarian Forint relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Hungary.

Because the market for money market securities in Hungary generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Hungarian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Hungarian Forint. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Icelandic government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Hungary. Because the Fund concentrates its investments in instruments that provide exposure to Hungary and the Hungarian economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Hungary and to be more volatile than the performance of more geographically diversified funds. The Hungarian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Hungarian market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Israeli Shekel Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Israel available to foreign investors and to provide exposure to changes in the value of the Israeli Shekel relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Israel.

Because the market for money market securities in Israel generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Israeli currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Israeli Shekel. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Israeli government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Israel. Because the Fund concentrates its investments in instruments that provide exposure to Israel and the Israeli economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Israel and to be more volatile than the performance of more geographically diversified funds. The Israeli market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Israeli market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Icelandic Krona Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Iceland available to foreign investors and to provide exposure to changes in the value of the Icelandic Krona relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Iceland.

Because the market for money market securities in Iceland generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Icelandic currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Icelandic Krona. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Icelandic government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Iceland. Because the Fund concentrates its investments in instruments that provide exposure to Iceland and the Icelandic economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Iceland and to be more volatile than the performance of more geographically diversified funds. The Icelandic market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Icelandic market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Indonesian Rupiah Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Indonesia available to foreign investors and to provide exposure to changes in the value of the Indonesian Rupiah relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Indonesia.

Because the market for money market securities in Indonesia generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Indonesian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Indonesian Rupiah. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Indonesian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Indonesia. Because the Fund concentrates its investments in instruments that provide exposure to Indonesia and the Indonesian economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Indonesia and to be more volatile than the performance of more geographically diversified funds. The Indonesian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Indonesia market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Malaysian Ringgit Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Malaysia available to foreign investors and to provide exposure to changes in the value of the Malaysian Ringgit relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Malaysia.

Because the market for money market securities in Malaysia generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Malaysian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Malaysian Ringgit. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Malaysian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Malaysia. Because the Fund concentrates its investments in instruments that provide exposure to Malaysia and the Malaysian economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Malaysia and to be more volatile than the performance of more geographically diversified funds. The Malaysian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Malaysian market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Mexican Peso Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Mexico available to foreign investors and to provide exposure to changes in the value of the Mexican Peso relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Mexico.

Because the market for money market securities in Mexico generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Mexican currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Mexican Peso. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Mexican government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Mexico. Because the Fund concentrates its investments in instruments that provide exposure to Mexico and the Mexican economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Mexico and to be more volatile than the performance of more geographically diversified funds. The Mexican market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Mexican market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Norwegian Krone Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Norway available to foreign investors and to provide exposure to changes in the value of the Norwegian Krone relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates in Norway.

Because the market for money market securities in Norway generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Norwegian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Norwegian Krone. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Norwegian government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Norway. Because the Fund concentrates its investments in instruments that provide exposure to Norway and the Norwegian economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Norway and to be more volatile than the performance of more geographically diversified funds. The Norwegian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Norwegian market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Polish Zloty Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Poland available to foreign investors and to provide exposure to changes in the value of the Polish Zloty relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Poland.

Because the market for money market securities in Poland generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Polish currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Polish Zloty. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Poland government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Poland. Because the Fund concentrates its investments in instruments that provide exposure to Poland and the Polish economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Poland and to be more volatile than the performance of more geographically diversified funds. The Polish market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Polish market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Russian Ruble Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Russia available to foreign investors and to provide exposure to changes in the value of the Russian Ruble relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Russia.

Because the market for money market securities in Russia generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Russian currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Russian Ruble. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Russia government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Russia. Because the Fund concentrates its investments in instruments that provide exposure to Russia and the Russian economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Russia and to be more volatile than the performance of more geographically diversified funds. The Russian market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Russian market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Singapore Dollar Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Singapore available to foreign investors and to provide exposure to changes in the value of the Singapore Dollar relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Singapore.

Because the market for money market securities in Singapore generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Singapore currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Singapore Dollar. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Singapore government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Singapore. Because the Fund concentrates its investments in instruments that provide exposure to Singapore and the Singapore economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Singapore and to be more volatile than the performance of more geographically diversified funds. The Singapore market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Singapore market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	— %
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	— %

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Swedish Krona

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Sweden available to foreign investors and to provide exposure to changes in the value of the Swedish Krona relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Sweden.

Because the market for money market securities in Sweden generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Sweden currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Swedish Krona. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Swedish government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Sweden. Because the Fund concentrates its investments in instruments that provide exposure to Sweden and the Swedish economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Mexico and to be more volatile than the performance of more geographically diversified funds. The Swedish market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Swedish market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	— %
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	— %

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Swiss Franc Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Switzerland available to foreign investors and to provide exposure to changes in the value of the Swiss Franc relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Switzerland.

Because the market for money market securities in Switzerland generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Swiss currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Swiss Franc. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Swiss government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Switzerland. Because the Fund concentrates its investments in instruments that provide exposure to Switzerland and the Swiss economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Switzerland and to be more volatile than the performance of more geographically diversified funds. The Swiss market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Swiss market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Taiwan Dollar Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Taiwan available to foreign investors and to provide exposure to changes in the value of the Taiwan Dollar relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Taiwan.

Because the market for money market securities in Taiwan generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Taiwanese currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Taiwan Dollar. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Taiwanese government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Taiwan. Because the Fund concentrates its investments in instruments that provide exposure to Taiwan and the Taiwanese economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Taiwan and to be more volatile than the performance of more geographically diversified funds. The Taiwanese market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Taiwan market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Thai Baht Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Thailand available to foreign investors and to provide exposure to changes in the value of the Thai Baht relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Thailand.

Because the market for money market securities in Thailand generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Thai currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in Thai Baht. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Thailand government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Thailand. Because the Fund concentrates its investments in instruments that provide exposure to Thailand and the Thai economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Thailand and to be more volatile than the performance of more geographically diversified funds. The Thai market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Thai market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Turkish Lira Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Turkey available to foreign investors and to provide exposure to changes in the value of the New Turkish Lira relative to the U.S. dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to currency and money market rates of Turkey.

Because the market for money market securities in Turkish generally is less liquid and accessible to foreign investors than corresponding markets in more developed economies, the Fund intends to achieve exposure to Turkish currency markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in New Turkish Lira. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the Turkish government and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Turkey. Because the Fund concentrates its investments in instruments that provide exposure to Turkey and the Turkish economy, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Turkey and to be more volatile than the performance of more geographically diversified funds. The Turkish market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Turkish market can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus BRIC Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in Brazil, Russia, India, and China available to foreign investors, as well as provide exposure to changes in the value of the underlying currencies of these countries relative to the United States Dollar. Brazil, Russia, India and China are sometimes referred to collectively as “BRIC” counties. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to the currencies and money market rates of a specified set of developing market countries. The Fund will seek to provide an equally-weighted exposure to these four currencies that will be rebalanced on a quarterly basis.

Because the market for money market securities in Brazil, Russia, India, and China generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets of these countries by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. The Fund may also invest in other WisdomTree ETFs that provide exposure to these currencies and money market rates. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in each of these four currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risks. As with all potential risks, this could decrease the value of your Fund investment.

•

Geographic Concentration in Brazil, Russia, India, and China. Because the Fund has concentrated investments in Brazil, Russia, India, and China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within these four countries and to be more volatile than the performance of more diversified funds. Each market can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The Brazilian, Russian, Indian and Chinese markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.

•

Investments in Other ETFs. The Fund may invest a portion of its assets in ETFs that provide exposure to the specified currencies and money market rates tracked by the Fund. The Fund’s performance will therefore depend, to some extent, on the performance of the ETFs in which it invests. The Fund will pay a proportional share of the fees of the underlying ETFs in which it invests. The underlying ETFs are also subject to the risks described in “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)
Acquired Funds Fees and Expenses(b)%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	“Acquired Funds Fees and Expenses” reflects fees and expenses incurred indirectly by the Fund as a result of investment in shares of other WisdomTree ETFs. As the Fund has not commenced investment operations prior to the date of this Prospectus, this amount is based on an estimation of the Fund’s portfolio allocation to other ETFs for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Developed Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in developed market currencies around the world in a manner that is consistent with the preservation of capital and prudent investment management. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund will focus on the money market rates in Developed Market economies as represented by the G10 currencies and other highly traded currencies, such as Singapore, outside the United States. G10 Currencies include the Euro, Japanese Yen, British Pound Sterling, Australian Dollar, New Zealand Dollar, Canadian Dollar, Swedish Krona, Norwegian Krone, and Swiss Franc. Combined with the United States, the currencies comprised over 90% of the daily average foreign exchange turnover according to the Triennial Central Bank Survey on Foreign Exchange and Derivative Activity in 2007. The Fund will establish a predetermined basket of currencies from these markets on a quarterly basis. The selection and weighting of the Fund’s investments will focus on optimizing liquidity and tradability within the developed markets. In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 60 days or less and will not purchase any instrument with a remaining maturity of more than 397 calendar days. The restrictions placed upon the maturities of eligible investments and the portfolio in aggregate will be the principal factors contributing to the Fund’s ability to preserve capital and liquidity while pursuing its investment objective.

The Fund intends to achieve exposure to currency markets of these countries by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. The Fund may also invest in other WisdomTree ETFs that provide exposure to these currencies and money market rates. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in each of the specified currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

•

Investments in Other ETFs. The Fund may invest a portion of its assets in ETFs that provide exposure to the specified currencies and money market rates tracked by the Fund. The Fund’s performance will therefore depend, to some extent, on the performance of the ETFs in which it invests. The Fund will pay a proportional share of the fees of the underlying ETFs in which it invests. The underlying ETFs are also subject to the risks described in “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)
Acquired Funds Fees and Expenses(b)	—%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	“Acquired Funds Fees and Expenses” reflects fees and expenses incurred indirectly by the Fund as a result of investment in shares of other WisdomTree ETFs. As the Fund has not commenced investment operations prior to the date of this Prospectus, this amount is based on an estimation of the Fund’s portfolio allocation to other ETFs for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Emerging Asia Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in emerging market countries within Asia that are available to foreign investors, as well as provide exposure to changes in the value of the underlying currencies of these countries relative to the United States Dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to the currencies and money market rates of a specified set of developing market countries. The set of countries is selected and reconstituted on a defined periodic basis with similar allocations to each country being established (in U.S. dollar terms) at the reconstitution date and consequently reset each quarter.

A basket of up to 10 currencies is selected periodically from a pool of eligible currencies to provide a representative and diversified proxy for emerging market currencies in Asia relative to the Dollar. The Fund attempts to achieve exposure to the most liquid currencies within the region, while at the same time maintaining geographic and economic diversity. The specific set of currencies is selected on an annual basis and generally remains the same throughout the year. The selected currencies are equal weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to a single country is limited to 25% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from developing to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from a Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the countries in which the Fund invests generally is less liquid and accessible to foreign investors than corresponding markets in other more developed countries, the Fund intends to achieve exposure to currency markets in these countries by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. The Fund may also invest in other WisdomTree ETFs that provide exposure to these currencies and money market rates. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in the specified currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

•

Investments in Other ETFs. The Fund may invest a portion of its assets in ETFs that provide exposure to the specified currencies and money market rates tracked by the Fund. The Fund’s performance will therefore depend, to some extent, on the performance of the ETFs in which it invests. The Fund will pay a proportional share of the fees of the underlying ETFs in which it invests. The underlying ETFs are also subject to the risks described in “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)
Acquired Funds Fees and Expenses(b)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	“Acquired Funds Fees and Expenses” reflects fees and expenses incurred indirectly by the Fund as a result of investment in shares of other WisdomTree ETFs. As the Fund has not commenced investment operations prior to the date of this Prospectus, this amount is based on an estimation of the Fund’s portfolio allocation to other ETFs for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Emerging Europe Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in emerging market countries within Europe that are available to foreign investors, as well as provide exposure to changes in the value of the underlying currencies of these countries relative to the United States Dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to the currencies and money market rates of a specified set of emerging market European countries. The set of countries is selected and reconstituted on a defined periodic basis with similar allocations to each country being established (in US dollar terms) at the reconstitution date and consequently reset each quarter. A basket of up to 10 currencies is selected periodically from a pool of eligible currencies to provide a representative and diversified proxy for emerging market currencies in Europe relative to the U.S. Dollar. The Fund attempts to achieve exposure to the most liquid currencies within the region, while at the same time maintaining geographic and economic diversity. The specific set of currencies is selected on an annual basis and generally remains the same throughout the year. The selected currencies are equal weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to a single country is limited to 25% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from developing to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from a Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the countries in which the Fund invests generally is less liquid and accessible to foreign investors than more developed markets in other countries, the Fund intends to achieve exposure to these markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in the specified currencies. The Fund may also invest in other WisdomTree ETFs that provide exposure to these currencies and money market rates. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

•

Investments in Other ETFs. The Fund may invest a portion of its assets in ETFs that provide exposure to the specified currencies and money market rates tracked by the Fund. The Fund’s performance will therefore depend, to some extent, on the performance of the ETFs in which it invests. The Fund will pay a proportional share of the fees of the underlying ETFs in which it invests. The underlying ETFs are also subject to the risks described in “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)
Acquired Funds Fees and Expenses(b)	—%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	“Acquired Funds Fees and Expenses” reflects fees and expenses incurred indirectly by the Fund as a result of investment in shares of other WisdomTree ETFs. As the Fund has not commenced investment operations prior to the date of this Prospectus, this amount is based on an estimation of the Fund’s portfolio allocation to other ETFs for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Emerging Latin America Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in emerging market countries within Latin America that is available to foreign investors, as well as provide exposure to changes in the value of the underlying currencies of these countries relative to the United States Dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to the currencies and money market rates of a specified set of developing market countries. The set of countries is selected and reconstituted on a defined periodic basis with similar allocations to each country being established (in US dollar terms) at the reconstitution date and consequently reset each quarter. A basket of up to 10 currencies is selected periodically from a pool of eligible currencies to provide a representative and diversified proxy for emerging market currencies in Latin America relative to the U.S. Dollar. The Fund attempts to achieve exposure to the most liquid currencies within the region, while at the same time maintaining geographic and economic diversity. The specific set of currencies is selected on an annual basis and generally remains the same throughout the year. The selected currencies are equal weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to a single country is limited to 40% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from developing to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from a Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the countries in which the Fund invests generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to these markets by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. The Fund may also invest in other WisdomTree ETFs that provide exposure to these currencies and money market rates. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in the specified currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

•

Investments in Other ETFs. The Fund may invest a portion of its assets in ETFs that provide exposure to the specified currencies and money market rates tracked by the Fund. The Fund’s performance will therefore depend, to some extent, on the performance of the ETFs in which it invests. The Fund will pay a proportional share of the fees of the underlying ETFs in which it invests. The underlying ETFs are also subject to the risks described in “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a) Acquired Funds Fees and Expenses(b)	—%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	“Acquired Funds Fees and Expenses” reflects fees and expenses incurred indirectly by the Fund as a result of investment in shares of other WisdomTree ETFs. As the Fund has not commenced investment operations prior to the date of this Prospectus, this amount is based on an estimation of the Fund’s portfolio allocation to other ETFs for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus GULF Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in emerging market countries within the Middle East region that are available to foreign investors, as well as provide exposure to changes in the value of the underlying currencies of these countries relative to the United States Dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to the currencies and money market rates of a specified set of countries within the Middle East region. The set of countries is selected and reconstituted on a defined periodic basis with similar allocations to each country being established (in US dollar terms) at the reconstitution date and consequently reset each quarter.

A basket of up to 10 currencies is selected periodically from a pool of eligible currencies to provide a representative and diversified proxy for emerging market currencies in the Middle East relative to the U.S. Dollar. The Fund attempts to achieve exposure to the most liquid currencies within the region, while at the same time maintaining geographic and economic diversity. The specific set of currencies is selected on an annual basis and generally remains the same throughout the year. The selected currencies are equal weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to a single country is limited to 40% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from developing to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from a Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in the countries of the Middle East generally is less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets of selected countries by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in different currencies.

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund, see the section herein entitled, “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

WisdomTree Dreyfus Oil Exporters’ Currency Fund

Investment Objective

The Fund seeks to earn current income reflective of money market rates in oil exporting countries available to foreign investors, as well as provide exposure to changes in the value of these currencies relative to the United States Dollar. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing in short term securities and instruments designed to provide exposure to the currencies and money market rates of a specified set of countries which are deemed to be influential exporters of crude oil. The specified set of countries will typically be compiled to include exporting countries from North America, South America, Europe, and the Middle East. The set of countries is selected and reconstituted on a defined periodic basis with similar allocations to each country being established (in US dollar terms) at the reconstitution date and consequently reset each quarter.

A basket of up to 10 currencies is selected periodically to provide a proxy for the value of currencies of oil exporting countries relative to the United States Dollar. The Fund attempts to achieve exposure to the most liquid currencies within the region, while at the same time maintaining geographic and economic diversity. The specific set of currencies is selected on an annual basis and generally remains the same throughout the year. The selected currencies are equal weighted in terms of U.S. dollar value at the annual assessment date. The Fund is rebalanced quarterly in order to maintain this equal weighting. In order to maintain geographic diversity, the Fund’s exposure to a single region is limited to 25% of its total asset value on the annual assessment date and at each quarterly rebalancing. More frequent rebalancings may occur in response to significant market events. A significant event might include, for example, market conditions that significantly disrupt liquidity or result in the reclassification of a currency (from developing to developed, for example). Currencies that generally would be considered liquid may be ineligible for investment or dropped from a Fund as a result of government action or other market events if the Fund’s adviser believes doing so would be in the best interest of the Fund.

Because the market for money market securities in many of the leading oil producers is relatively less liquid and accessible to foreign investors than corresponding markets in other countries, the Fund intends to achieve exposure to currency markets of the selected countries by investing primarily in short term U.S. money market securities and forward currency contracts and swaps of the constituent currencies. The combination of U.S. money market securities with forward currency contracts and currency swaps is designed to create a position economically similar to a money market security denominated in each of the respective currencies. The Fund may also invest in other WisdomTree ETFs that provide exposure to these currencies and money market rates. In aggregate, these combined exposures should create an economically similar exposure to a basket of money market securities denominated in the selected currencies. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement between two parties to exchange one currency for another at a future rate.

In order to attempt to reduce interest rate risk, the Fund generally will maintain a weighted average portfolio maturity of 90 days or less and will not purchase any security with a remaining maturity of more than 397 calendar days. All U.S. money market securities acquired by the Fund will be rated in the upper two short-term ratings by at least two nationally recognized statistical rating organizations or if unrated, deemed to be of equivalent quality. The Fund does not seek to preserve capital in U.S. dollars.

The decision to secure exposure directly or indirectly will be a function of, among other things, market accessibility, credit exposure, and tax ramifications for foreign investors. If the Fund pursues direct investment, eligible investments include short-term securities issued by the government of respective countries and its agencies or instrumentalities, bank debt obligations and time deposits, bankers’ acceptances, commercial paper, short-term corporate debt obligations, mortgage-backed securities and asset-backed securities.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” In addition to these risk factors, the Fund is subject to the following potential risk. As with all potential risks, this could decrease the value of your Fund investment.

•

Investments in Other ETFs. The Fund may invest a portion of its assets in ETFs that provide exposure to the specified currencies and money market rates tracked by the Fund. The Fund’s performance will therefore depend, to some extent, on the performance of the ETFs in which it invests. The Fund will pay a proportional share of the fees of the underlying ETFs in which it invests. The underlying ETFs are also subject to the risks described in “Principal Risk Factors Common to All Funds.”

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a) Acquired Funds Fees and Expenses (b)%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.
(b)	“Acquired Funds Fees and Expenses” reflects fees and expenses incurred indirectly by the Fund as a result of investment in shares of other WisdomTree ETFs. As the Fund has not commenced investment operations prior to the date of this Prospectus, this amount is based on an estimation of the Fund’s portfolio allocation to other ETFs for the current fiscal year.

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
	$—	$—

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
	$—	$—

Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies other than other series of the Trust and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2008.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Dreyfus Chilean Peso Fund

WisdomTree Dreyfus Czech Koruna Fund

WisdomTree Dreyfus Hong Kong Dollar Fund

WisdomTree Dreyfus Hungarian Forint Fund

WisdomTree Dreyfus Israeli Shekel Fund

WisdomTree Dreyfus Icelandic Krona Fund

WisdomTree Dreyfus Indonesian Rupiah Fund

WisdomTree Dreyfus Malaysian Ringgit Fund

WisdomTree Dreyfus Mexican Peso Fund

WisdomTree Dreyfus Norwegian Krone

WisdomTree Dreyfus Polish Zloty Fund

WisdomTree Dreyfus Russian Ruble Fund

WisdomTree Dreyfus Singapore Dollar Fund

WisdomTree Dreyfus Swedish Krona

WisdomTree Dreyfus Swiss Franc Fund

WisdomTree Dreyfus Taiwan Dollar Fund

WisdomTree Dreyfus Thai Baht Fund

WisdomTree Dreyfus Turkish Lira Fund

WisdomTree Dreyfus BRIC Currency Fund

WisdomTree Dreyfus Developed Currency Fund

WisdomTree Dreyfus Emerging Asia Currency Fund

WisdomTree Dreyfus Emerging Europe Currency Fund

WisdomTree Dreyfus Emerging Latin America Currency Fund

WisdomTree Dreyfus Gulf Currency Fund

WisdomTree Dreyfus Oil Exporters Currency Fund

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Sub-Adviser

The sub-adviser for the Funds is The Dreyfus Corporation (“Dreyfus” or the “Sub-Adviser”). Dreyfus was founded in 1947 and is located at 200 Park Avenue, New York, New York 10166. As of June 30, 2008, Dreyfus had assets under management totaling approximately $         billion. Dreyfus is a wholly-owned indirect subsidiary of BNY Mellon. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell such Fund’s portfolio investments.

With respect to each Fund, WisdomTree Asset Management pays the Sub-Adviser to such Fund a fee equal to one-half of the fee paid to WisdomTree Asset Management for providing advisory services to such Fund.

Portfolio Managers

Dreyfus utilize teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of each Fund’s portfolio are listed below. The employees of Dreyfus that manage the Funds are also employees of Mellon Capital Management Corporation (“Mellon Capital”). Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors with its principal office located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. As of June 30         , 2008, Mellon Capital had assets under management totaling approximately $         billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), a publicly traded financial holding company.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for the management of the Funds. Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm’s Enhanced Asset Allocation Fund. He received his M.B.A. degree from University of California at Berkeley in 1990. Mr. Kwan has 17 years of investment experience.

Zandra Zelaya has been a Vice President, Fixed Income at Mellon Capital since November 2007. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management Group including Associate Portfolio Manager from 1999 to January 2002, Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to her recent promotion as Vice President. Prior to joining Mellon Capital she worked as client support for fixed income analytics and managed the data analytics department at Gifford Fong Associates. Ms. Zelaya has attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 13 years of investment experience.

Mr. Kwan and Ms. Zelaya will manage the International Currency Income Funds in their capacity as dual employees of The Dreyfus Corporation. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005. Each Portfolio Manager has managed each Fund since inception. The Trust’s Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s SAI.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling: 1-866-909-WISE (9473)  or visiting the Funds’ website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund. Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares. The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated once daily each day the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”) as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The value of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market valuations are not readily available or are not deemed to reflect current market values, the affected investments will be valued in accordance with the Fund’s pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, quarterly. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications as well. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

Shareholders subject to U.S. federal income tax will generally be taxable on distributions paid to them by the Funds. Fund distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level. The Funds do not, however, expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the shares).

The Funds (or a financial intermediary such as a broker through which a shareholder owns Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges money market securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for money market securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for money market securities will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of an International Currency Income Fund consists of stock or securities of foreign corporations, the Fund intends to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Creation and Redemption

The shares that trade in the secondary market are “created” at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). For the U.S. Current Income Fund, these transactions are usually in exchange for a basket of money market securities and/or an amount of cash. Each International Currency Income Fund generally issues and redeems Creation Units in exchange for a designated basket of non-U.S. currency and/or an amount of U.S. cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each “creator” enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of money market securities closely approximating the holdings of the Fund (or a designated basket of cash or non-U.S. currency as described above) and pays or receives a specified amount of cash (“Cash Component”) equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities (or non-U.S. currency) in exchange for a specified number of Creation Units. Each Business Day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”) or otherwise, the names and number of shares of each security (or non-U.S. currency) to be included in that day’s basket. Each Fund reserves the right to accept a basket of money market securities, currency or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units in exchange for a designated basket of portfolio money market securities (or a designated basket of cash or non-U.S. currency as described above) and a Cash Component. Each Fund reserves the right to honor a redemption request by delivering a basket of money market securities, currency or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form as described in the authorized participant agreement.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust’s SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (“Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a per Creation Unit creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of March 31, 2008, the approximate value of one Creation Unit per Fund and the standard and maximum creation and redemption transaction fees. These fees are payable only by investors who purchase or redeem shares directly from a Fund. Retail investors who transact through their brokerage account will not pay these fees.

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
WisdomTree Dreyfus Chilean Peso Fund

WisdomTree Dreyfus Czech Koruna Fund

WisdomTree Dreyfus Hong Kong Dollar Fund

WisdomTree Dreyfus Hungarian Forint Fund

WisdomTree Dreyfus Israeli Shekel Fund

WisdomTree Dreyfus Icelandic Krona Fund

WisdomTree Dreyfus Indonesian Rupiah Fund

WisdomTree Dreyfus Malaysian Ringgit Fund

WisdomTree Dreyfus Mexican Peso Fund

WisdomTree Dreyfus Norwegian Krone

WisdomTree Dreyfus Polish Zloty Fund

WisdomTree Dreyfus Russian Ruble Fund

WisdomTree Dreyfus Singapore Dollar Fund

WisdomTree Dreyfus Swedish Krona

WisdomTree Dreyfus Swiss Franc Fund

WisdomTree Dreyfus Taiwan Dollar Fund

WisdomTree Dreyfus Thai Baht Fund

WisdomTree Dreyfus Turkish Lira Fund

WisdomTree Dreyfus BRIC Currency Fund

WisdomTree Dreyfus Developed Currency Fund

WisdomTree Dreyfus Emerging Asia Currency Fund

WisdomTree Dreyfus Emerging Europe Currency Fund

WisdomTree Dreyfus Emerging Latin America Currency Fund

WisdomTree Dreyfus Gulf Currency Fund

WisdomTree Dreyfus Oil Exporters Currency Fund

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (“Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds.

Financial Highlights

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:	1-866-909-9473
Monday through Friday
8:00 a.m. – 8:00 p.m. (Eastern time)

Write:	WisdomTree Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2008. WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

WisdomTree® Trust

WisdomTree Dreyfus Aggregate Bond Fund

WisdomTree Dreyfus Short-Term International Government Bond Fund

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

WisdomTree Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” Each Fund is actively managed.

Each Fund is an “exchange traded fund.” This means that shares of the Funds are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund described in this Prospectus issues and redeems shares at NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities or a designated amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

A NOTE TO RETAIL INVESTORS

Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase shares directly from a Fund. Instead, these investors will purchase shares in the secondary market through a brokerage account or with the assistance of a broker. Thus, some of the information contained in this Prospectus – such as information about purchasing and redeeming shares from a Fund and references to transaction fees imposed on purchases and redemptions – is not relevant to most individual investors. Shares purchased or sold through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust

1

Overview

This Prospectus provides the information you need to make an informed decision about investing in the Funds.* It contains important facts about the Trust as a whole and each Fund in particular.

Each Fund is an exchange-traded fund (“ETF”). Like all ETFs, shares of each Fund are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional fund investing.

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) is the investment adviser to each Fund. WisdomTree Investments, Inc. (“WisdomTree Investments”) is the parent company of WisdomTree Asset Management.

Investment Objective and Principal Investment Strategies

The WisdomTree Dreyfus Aggregate Bond Fund seeks to maximize total return, consisting of capital appreciation and current income, while maintaining an interest rate risk profile consistent with intermediate-term fixed income instruments. The Fund invests in intermediate-term fixed income securities and other instruments that provide exposure to fixed income and currency markets.

The WisdomTree Dreyfus Short-term International Government Bond Fund seeks to maximize total return through capital appreciation and income, while maintaining an interest rate risk profile that is consistent with short-to-immediate term fixed income investments. The Fund seeks to achieve its investment objective by investing primarily in short-term, government securities of countries outside the U.S. Eligible securities include investment grade debt issued by non-U.S. governments, as well as quasi-government institutions, such as government agencies and supranational entities.

Additional information about the Investment Objective and Principal Investment Strategies of each Fund is contained in the specific section herein describing such Fund.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Each of these risk factors may adversely affect a Fund’s value, performance, trading price and the ability of the Fund to meet its investment objective.

Interest Rate Risk

The value of investments in bonds, fixed income securities and similar instruments, and therefore the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of U.S. bonds is expected to decrease. Similarly, if non-U.S. interest rates rise, the value of a bond denominated in that non-U.S. currency would also be expected to decrease. In general, securities with longer maturities are more vulnerable to interest rate changes. The “average portfolio maturity” of a Fund is the average of all the current maturities of the individual securities in the Fund’s portfolio. Average portfolio maturity is important to investors as an indication of the Fund’s sensitivity to changes in interest rates. Funds with longer portfolio maturities generally are subject to greater interest rate risk.

Low Interest Rate Risk

Financial crisis, recession, and deflation could contribute to declines in a country’s (or region’s ) short-term interest rates to levels where the interest earned by a Fund’s investments becomes insufficient to cover the expenses of the Fund. In these circumstances, a Fund may need to use available cash or sell securities out of the Fund to compensate for this shortfall. This action, if it occurs, could cause a decline in the NAV of the Fund and could have negative tax consequences.

Market Risk

The price of the bonds and other securities in which a Fund invests, and therefore the value of an investment in a Fund, may fluctuate in response to a variety of general market factors. These factors include economic, market and political developments that affect specific market segments and the market as a whole. Each Fund’s NAV and market price, like securities prices generally, may fluctuate within a wide range in response to these factors. As a result, an investor in a Fund could lose money over short or even long periods.

2

Foreign Securities Risk

Each Fund invests a significant portion of its assets in non-U.S. bonds and other securities, or in securities that provide exposure to such securities and instruments. Investments in such securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. In addition to fluctuations in foreign currency exchange rates, these risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. markets may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.

* “WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. “Dreyfus” is a registered mark of The Dreyfus Corporation and has been licensed for use by the Trust.

3

Foreign Currency Risk

Each Fund invests a significant portion of its assets in bonds and other investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because each of these Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Emerging Markets Risk

Each Fund may invest in emerging market securities and instruments, or in securities that provide exposure to such securities and instruments. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or with investments in more developed, non-U.S. markets. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, and (vi) fewer protections of property rights. Issuers in developing markets may present greater credit risks than issuers in more developed markets because of, among other reasons, lower disclosure standards and the potentially greater cost and difficulty of obtaining and enforcing legal judgments.

Derivative Investment Risk

Each Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying asset, index, interest rate or currency exchange rate, such as forward currency contracts and swaps. Each Fund may invest in derivatives as a substitute for taking a position in the underlying asset, in an attempt to create a position economically similar to a direct investment. The Funds may invest in forward currency contracts, non-deliverable forward currency contracts and swaps. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. Non-deliverable forward currency contracts are contracts where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. The combination of U.S. money market securities with forward currency contracts and swaps is designed to create a position economically similar to a money market security denominated in the specified non-U.S. currency. Derivatives are subject to a number of risks described elsewhere in this section, such as interest rate risk, market risk, capacity risk, credit risk and management risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. A small investment in a derivative could have a relatively large positive or negative impact on the performance of a Fund, potentially resulting in losses to Fund shareholders.

Capacity Risk

Each Fund may invest in derivative instruments as a substitute for taking a position in an underlying asset in an attempt to create a position economically similar to a direct investment. Each Fund which attempts to use derivatives may experience the risk that the market for derivative instruments used to achieve such exposure has limited liquidity or volume. This may be due to foreign government restrictions or regulations on such use of derivative instruments, or because the Fund may be unable to obtain a sufficient amount of derivative instruments necessary to create the required exposure. This could have a negative effect on a Fund’s ability to achieve its investment objective.

4

Credit Risk

The financial condition of an issuer of a security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a t security declines. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio securities.

Financial Sector Risk

Each Fund will invest a relatively large percentage of their assets (i.e., “concentrate”) in debt obligations and other securities of issuers in the financial sector and therefore the performance of the Funds will be impacted by events affecting the financial sector. This sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital funds.

Management Risk

Each Fund is actively managed using proprietary investment strategies, techniques and processes. There can be no guarantee that these strategies, techniques and processes will produce the desired results.

Market Trading Risk

Although Fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for Fund shares will develop or be maintained. If an active market is not maintained, Fund shares may trade at market prices that vary significantly from NAV and investors may find it difficult to buy or sell Fund shares.

Diversification Risk

Although each Fund intends to invest in a variety of securities and instruments, each Fund will be considered “non-diversified” as such term is defined by the 1940 Act. A “non-diversified” classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely. This could increase the volatility of an investment in a Fund.

Tax Risk

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby jeopardizing the Fund’s status as a regulated investment company for all years to which the regulations are applicable. If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

Shares of the Funds May Trade at Prices Other Than NAV

As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy shares of a Fund in the secondary market, and you may receive less than NAV when you sell those shares in the secondary market. The market price of Fund shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Fund shares. The bid/ask spread on ETF shares is likely to be larger on ETFs that are traded less frequently. In addition, in times of severe market disruption, the bid/ask spread can increase significantly. At those times, Fund shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. WisdomTree Asset Management believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities.

5

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

6

WisdomTree Dreyfus Aggregate Bond Fund

Investment Objective

The Fund seeks to maximize total return, consisting of capital appreciation and current income, while maintaining an interest rate risk profile consistent with intermediate-term fixed income instruments. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund invests in intermediate-term fixed income securities and other instruments that provide exposure to fixed income and currency markets.

The Fund generally will employ a two-pronged investment strategy. First, the Fund will pursue a domestic “core strategy” to invest in U.S. fixed income securities. The Fund’s core investments in U.S. fixed income securities may include:

•	Government and Agency notes and bonds

•	Corporate notes and bonds

•	Asset-Backed Securities

•	Mortgage-Backed Securities

•	Convertible bonds

•	Money market instruments.

The Fund will also invest a smaller portion of its assets to seek exposure to selected non-U.S. fixed income and currency markets. The Fund may invest in non-U.S. fixed income securities and in derivatives, such as forwards, futures, options and swap agreements, designed to provide exposure to such non-U.S. markets. The Fund seeks to maintain an average effective portfolio maturity between 4 and 6 years and an average effective portfolio duration between 3 and 6 years. A Fund’s average effective portfolio maturity is the average of the remaining years to maturity of the Fund’s portfolio holdings. Duration is a measurement of a portfolio or securities sensitivity to changes in interest rates. Funds with longer portfolio maturities and higher durations generally are subject to greater interest rate risk. While the Fund intends to invest substantially all of its assets in investment grade securities, the Fund may invest up to 20% of its assets in below investment grade securities. Similarly while the Fund will focus on investments in developed markets, the Fund may invest up to 30% of its assets considered to be “emerging” markets.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” As with all potential risks, this could decrease the value of your Fund investment.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

7

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$—	$—

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$—	$—

8

WisdomTree Short-Term International Government Bond Fund

Investment Objective

The Funds seeks to maximize total return through capital appreciation and income, while maintaining an interest rate risk profile that is consistent with short-to-immediate term fixed income investments. Since the Fund’s investment objective has been adopted as a non-fundamental investment policy, the Fund’s investment objective may be changed without a vote of shareholders.

Primary Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in short-term, government securities of countries outside the U.S. Eligible securities include investment grade debt issued by non-U.S. governments, as well as quasi-government institutions, such as government agencies and supranational entities.

The securities in which the Fund intends to invest must:

•	be denominated in a currency other than U.S. dollar.

•	have an outstanding par amount which is at least equivalent to $1 billion;

•	mature in 3 to 10 years from the current end of the month;

•	contain no embedded call or put option;

•	pay a fixed-rate coupon greater than 0% based off a fixed par amount; and

•	must be readily accessible to U.S. investors.

The Fund attempts to maintain an average effective portfolio maturity between 2 and 4 years and an average [effective] duration between 1.5 and 3.5 years. A Fund’s average effective portfolio maturity is the average of the remaining years to maturity of the Fund’s portfolio holdings. Duration is a measurement of a portfolio or securities sensitivity to changes in interest rates. Funds with longer portfolio maturities and higher durations generally are subject to greater interest rate risk. While the Fund intends to invest substantially all of its assets in investment grade bonds, the Fund may invest up to 20% of its assets in below investment grade securities. Similarly while the Fund will focus on investments in developed markets, the Fund may invest up to 30% of its assets in markets considered to be “emerging” markets. The Fund may invest a smaller portion of its assets in bonds and commercial paper issues by non-U.S. corporations, as well as U.S. money market instruments.

Primary Investment Risks

You can lose money on your investment in the Fund. For information about the risks of investing in the Fund see the sections herein entitled “Principal Risk Factors Common to All Funds.” As with all potential risks, this could decrease the value of your Fund investment.

Performance Information

No performance information is presented for the Fund because it has been in operation for less than one full calendar year. After the first full calendar year a risk/return chart and table will be provided. Any past performance of the Fund that will be shown will not be an indication of future results.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets. You may also incur customary brokerage charges when buying or selling Fund shares.

Shareholder Fees
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)	None
Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	—%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(a)	0.00%
Total Annual Fund Operating Expenses	—%

(a)	“Other Expenses” are based on estimated amounts for the current fiscal year.

9

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in the Fund for the time periods indicated and then redeemed all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$—	$—

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years
$—	$—

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management does not manage any other investment companies other than other series of the Trust and has limited experience as an investment adviser. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, WisdomTree Asset Management agrees to pay all expenses of the Trust, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreement will be available in the Trust’s Annual Report to Shareholders for the period ending August 31, 2008.

WisdomTree Asset Management expects to receive fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Name of Fund	Management Fee
WisdomTree Dreyfus Aggregate Bond Fund		%
WisdomTree Dreyfus International Government Bond Fund		%

WisdomTree Asset Management is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017.

Sub-Adviser

The sub-adviser for the Funds is The Dreyfus Corporation (“Dreyfus” or the “Sub-Adviser”). Dreyfus was founded in 1947 and is located at 200 Park Avenue, New York, New York 10166. As of June 30, 2008, Dreyfus had assets under management totaling approximately $             billion. Dreyfus is a wholly-owned indirect subsidiary of BNY Mellon. The Sub-Adviser chooses each Fund’s portfolio investments and places orders to buy and sell such Fund’s portfolio investments.

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With respect to each Fund, WisdomTree Asset Management pays the Sub-Adviser to such Fund a fee equal to one-half of the fee paid to WisdomTree Asset Management for providing advisory services to such Fund.

Portfolio Managers

Dreyfus utilize teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of each Fund’s portfolio are listed below. The employees of Dreyfus that manage the Funds are also employees of Mellon Capital Management Corporation (“Mellon Capital”). Mellon Capital is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors with its principal office located at 50 Fremont Street, Suite 3900, San Francisco, CA 94105. As of June 30, 2008, Mellon Capital had assets under management totaling approximately $             billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), a publicly traded financial holding company.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of the Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for the management of the Funds. Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm’s Enhanced Asset Allocation Fund. He received his M.B.A. degree from University of California at Berkeley in 1990. Mr. Kwan has 17 years of investment experience.

Mr. Kwan and Ms. Zelaya will manage the International Currency Income Funds in their capacity as dual employees of The Dreyfus Corporation. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005. Mr. Tang has been a Dreyfus employee since 2008. Each Portfolio Manager has managed each Fund since inception. The Trust’s Statement of Additional Information (“SAI”) provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (August 31) and its second fiscal quarter (February 28) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (November 30 and May 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s SAI.

Administrator, Custodian and Transfer Agent

The Bank of New York is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information is available free of charge by calling: 1-866-909-WISE (9473) or visiting the Funds’ website at www.wisdomtree.com.

Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed for each respective Fund in the section describing such Fund. Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creation and Redemption section. Once created, shares of the Funds trade in the secondary market in amounts less than a Creation Unit.

12

Share Trading Prices

As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares. The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which such Fund is listed or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using amortized cost for securities with remaining maturities of 60 days or less, current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated once daily each day the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”) as of the close of regular trading on the NYSE, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The value of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market valuations are not readily available or are not deemed to reflect current market values, the affected investments will be valued in accordance with the Fund’s pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, quarterly. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

13

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase or redemption orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Taxes

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications as well. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

•	A Fund makes distributions,

•	You sell shares, and

•	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

Shareholders subject to U.S. federal income tax will generally be taxable on distributions paid to them by the Funds. Fund distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

14

For taxable years beginning before January 1, 2011, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level. The Funds do not, however, expect a significant portion of their distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price the shareholder paid for the shares).

The Funds (or a financial intermediary such as a broker through which a shareholder owns Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and the sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes When Fund Shares are Sold

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges money market securities or non-U.S. currency for Creation Units generally will recognize a gain or loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units for money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Units cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Units in exchange for money market securities, or upon a redemption of Creation Units, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon an issuance of Creation Units in exchange for money market securities will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of a Creation Unit will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit have been held for more than one year. Otherwise, such capital gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Units and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

Persons exchanging securities or non-U.S. currency for Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Foreign Investments by the Funds

Interest and other income received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If as of the close of a taxable year more than 50% of the total assets of an International Currency Income Fund consists

15

of stock or securities of foreign corporations, the Fund intends to “pass through” to investors the amount of foreign income and similar taxes (including withholding taxes) paid by the Fund during that taxable year. This means that investors will be considered to have received as additional income their respective shares of such foreign taxes, but may be entitled to either a corresponding tax deduction in calculating taxable income, or, subject to certain limitations, a credit in calculating federal income tax.

Creation and Redemption

The shares that trade in the secondary market are “created” at NAV. Each Fund issues and redeems shares at NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). Each Fund generally issues and redeems Creation Units in exchange for a designated basket of fixed income securities and/or an amount of U.S. cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Each “creator” enters into an authorized participant agreement with the Distributor, and deposits into the applicable Fund a portfolio of fixed income securities closely approximating the holdings of the Fund (or a designated basket of cash as described above) and pays or receives a specified amount of cash (“Cash Component”) equal to the difference between the NAV of a Creation Unit and the market value of the basket of securities in exchange for a specified number of Creation Units. Each Business Day, prior to the opening of trading, the Fund will designate through the National Securities Clearing Corporation (“NSCC”) or otherwise, the names and number of shares of each security) to be included in that day’s basket. Each Fund reserves the right to accept a basket of securities or cash that differs from the published basket. A Fund will not issue fractional Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units in exchange for a designated basket of portfolio securities (or a designated basket of cash as described above) and a Cash Component. Each Fund reserves the right to honor a redemption request by delivering a basket of fixed income securities or cash that differs from the published basket. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form as described in the authorized participant agreement.

Creations and redemptions must be made by an Authorized Participant or through a firm that is either a member of the Continuous Net Settlement System of the NSCC or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units is included in the Trust’s SAI.

Authorized Participants and the Continuous Offering of Shares

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution,” as such term is used in the Securities Act of 1933 (“Securities Act”), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus-delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Creation and Redemption Transaction Fees for Creation Units

Each Fund may impose a per Creation Unit creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of shares. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of a Fund. From time to time, WisdomTree Asset Management may cover the cost of any transaction fees.

The following table also shows, as of March 31, 2008, the approximate value of one Creation Unit per Fund and the standard and maximum creation and redemption transaction fees. These fees are payable only by investors who purchase or redeem shares directly from a Fund. Retail investors who transact through their brokerage account will not pay these fees.

16

Name of Fund	Approximate Value of One Creation Unit	Standard Creation/ Redemption Transaction Fee	Maximum Creation/ Redemption Transaction Fee
WisdomTree Dreyfus Aggregate Bond Fund
WisdomTree Dreyfus International Government Bond Fund

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by any listing exchange (“Exchange”). The Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds.

Financial Highlights

Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

17

The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

To make shareholder inquiries, for more detailed information on the Funds or to request the SAI, free of charge, please:

Call:	1-866-909-9473
Monday through Friday
8:00 a.m. – 8:00 p.m. (Eastern time)

Write:	WisdomTree Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2008. WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

STATEMENT OF ADDITIONAL INFORMATION DATED ____, 2008

WISDOMTREE® TRUST

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the current Prospectus (“Prospectus”) for the following separate investment portfolios (each, a “Fund”) of WisdomTree Trust (the “Trust”), as each such Prospectus may be revised from time to time:

Bond Funds

WisdomTree Dreyfus Aggregate Bond Fund

WisdomTree Dreyfus Short-Term International Government Bond Fund

International Currency Funds

WisdomTree Dreyfus Chilean Peso Fund

WisdomTree Dreyfus Czech Koruna Fund

WisdomTree Dreyfus Hong Kong Dollar Fund

WisdomTree Dreyfus Hungarian Forint Fund

WisdomTree Dreyfus Israeli Shekel Fund

WisdomTree Dreyfus Icelandic Krona Fund

WisdomTree Dreyfus Indonesian Rupiah Fund

WisdomTree Dreyfus Malaysian Ringgit Fund

WisdomTree Dreyfus Mexican Peso Fund

WisdomTree Dreyfus Norwegian Krone

WisdomTree Dreyfus Polish Zloty Fund

WisdomTree Dreyfus Russian Ruble Fund

WisdomTree Dreyfus Singapore Dollar Fund

WisdomTree Dreyfus Swedish Krona

WisdomTree Dreyfus Swiss Franc Fund

WisdomTree Dreyfus Taiwan Dollar Fund

WisdomTree Dreyfus Thai Baht Fund

WisdomTree Dreyfus Turkish Lira Fund

WisdomTree Dreyfus BRIC Currency Fund

WisdomTree Dreyfus Developed Currency Fund

WisdomTree Dreyfus Emerging Asia Currency Fund

WisdomTree Dreyfus Emerging Europe Currency Fund

WisdomTree Dreyfus Emerging Latin America Currency Fund

WisdomTree Dreyfus Gulf Currency Fund

WisdomTree Dreyfus Oil Exporters Currency Fund

The current Prospectus for each of the Funds is dated ___, 2008. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. Financial Statements and Annual Reports will be available after the Funds have completed a fiscal year of operations.

A copy of the Prospectus for each Fund may be obtained, without charge, by calling 1-866-909-9473 or visiting www.wisdomtree.com, or writing to WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series or portfolios. The Trust is an open-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following Funds:

Bond Funds

WisdomTree Dreyfus Aggregate Bond Fund

WisdomTree Dreyfus Short-Term International Government Bond Fund

Currency Income Funds

WisdomTree Dreyfus Chilean Peso Fund

WisdomTree Dreyfus Czech Koruna Fund

WisdomTree Dreyfus Hong Kong Dollar Fund

WisdomTree Dreyfus Hungarian Forint Fund

WisdomTree Dreyfus Israeli Shekel Fund

WisdomTree Dreyfus Icelandic Krona Fund

WisdomTree Dreyfus Indonesian Rupiah Fund

WisdomTree Dreyfus Malaysian Ringgit Fund

WisdomTree Dreyfus Mexican Peso Fund

WisdomTree Dreyfus Norwegian Krone

WisdomTree Dreyfus Polish Zloty Fund

WisdomTree Dreyfus Russian Ruble Fund

WisdomTree Dreyfus Singapore Dollar Fund

WisdomTree Dreyfus Swedish Krona

WisdomTree Dreyfus Swiss Franc Fund

WisdomTree Dreyfus Taiwan Dollar Fund

WisdomTree Dreyfus Thai Baht Fund

WisdomTree Dreyfus Turkish Lira Fund

WisdomTree Dreyfus BRIC Currency Fund

WisdomTree Dreyfus Developed Currency Fund

WisdomTree Dreyfus Emerging Asia Currency Fund

WisdomTree Dreyfus Emerging Europe Currency Fund

WisdomTree Dreyfus Emerging Latin America Currency Fund

WisdomTree Dreyfus Gulf Currency Fund

WisdomTree Dreyfus Oil Exporters Currency Fund

WisdomTree Asset Management, Inc. (“WisdomTree Asset Management”) is the investment adviser (“Adviser”) to each Fund. The Dreyfus Corporation (“Dreyfus”) is the sub-Adviser (a “Sub-Adviser”) for each of the Funds. WisdomTree Investments is the parent company of WisdomTree Asset Management. Each Fund may sometimes be referred to as a “Currency Income Fund.”

Each Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

Shares of each Fund are listed on a national securities exchange, such as NYSE ARCA or Nasdaq OMX (“Listing Exchange”), and trade throughout the day on the Listing Exchange and other secondary markets at a market price that may differ from NAV. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of shares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. “Dreyfus” is a

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registered mark of “The Dreyfus Corporation” and has been licensed for use by the Trust.

INVESTMENT STRATEGIES AND RISKS

The investment objectives and general investment policies of each Fund are described in the Prospectus. Additional information concerning the Funds is set forth below.

The Funds will not concentrate 25% or more of the value of their respective total assets (taken at market value at the time of each investment) in any one industry, as that term is used in the 1940 Act (except that this restriction does not apply to obligations issued by the U.S. government, or any non-U.S. government, or their respective agencies and instrumentalities or government-sponsored enterprises), except that each Fund intends to concentrate in the financial sector.

Each of the Funds intends to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Each Fund will invest its assets, and otherwise conduct its operations, in a manner that is intended to satisfy the qualifying income, diversification and distribution requirements necessary to establish and maintain RIC qualification under Subchapter M.

No portfolio security held by a Fund (other than U.S. government securities and non-U.S. government securities) will represent more than 30% of the weight of a Fund and the five highest weighted portfolio securities of a Fund (other than U.S. government securities and/or non-U.S. government securities) will not in the aggregate account for more than 65% of the weight of a Fund. For these purposes, a Fund may treat repurchase agreements collateralized by U.S. government securities or non-U.S. government securities as U.S. or non-U.S. government securities, as applicable.

GENERAL RISKS. An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio and secondary market trading price is expected to fluctuate. Each Fund’s NAV and market price will change in response to a variety of market conditions and other factors. An investor in a Fund could lose money over short or even long periods of time. The price of the securities held by the Funds, and thus the value of a Fund’s portfolio, is expected to fluctuate in accordance with general economic conditions, interest rates, political events and other factors. An investment in a Fund should be made with an understanding of the risks inherent in an investment. The value of money market securities and fixed income securities, and therefore the value of an investment in a Fund, may change in response to changes in interest rates. Generally, if U.S. interest rates rise, then the value of a U.S. money market or fixed income security is expected to decrease. Similarly, if non-U.S, interest rates rise, the value of a money market or fixed income security denominated in that non-U.S. currency would also be expected to decrease. In general, securities with longer maturities are more vulnerable to interest rate changes.

Investor perceptions may also impact the value of Fund investments and the value of an investment in Fund shares. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Issuer specific conditions may also affect the value of a Fund investment. The financial condition of an issuer of a money market or fixed income security may cause it to default or become unable to pay interest or principal due on the security. A Fund cannot collect interest and principal payments on a security if the issuer defaults. Accordingly, the value of an investment in a Fund may change in response to issuer defaults and changes in the credit ratings of the Fund’s portfolio securities. Although the Funds attempt to invest in highly liquid securities and instruments, there can be no guarantees that a liquid market for such securities and instruments will be maintained. The price at which securities may be sold and the value of a Fund’s shares will be adversely affected if trading markets for a Fund’s portfolio holdings are limited.

FOREIGN SECURITIES RISK. Each Fund invests a significant portion of its assets in non-U.S. securities and instruments, or in instruments that provide exposure to such securities and instruments. Investments in non-U.S. securities and instruments can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. These risks include trading, settlement, custodial, and other operational risks, and, in some cases, less stringent investor protection and disclosure standards. Non-U.S. jurisdictions may also impose additional withholding and other taxes. Since non-U.S. markets may be open on days when U.S. markets are closed, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Each of these factors can increase the volatility of an investment in Fund shares and have a negative effect on the value of Fund shares.

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FOREIGN CURRENCY RISK. Investments denominated in non-U.S. currencies and investments in securities that provide exposure to such currencies, currency exchange rates or interest rates are subject to non-U.S. currency risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investment and the value of your Fund shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary polices and the buying or selling of currency by a country’s government may also influence exchange rates.

Currencies of developing market countries may be subject to significantly greater risks than currencies of developed countries. Many developing market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some non-U.S. market currencies may not be traded internationally, may be subject to strict limitations on foreign investment and may be subject to frequent and unannounced government intervention. Government intervention and currency controls can decrease the value and significantly increase the volatility of an investment in non-U.S. currency. Although the currencies of some developing market countries may be convertible into U.S. dollars, the achievable rates may differ from those experienced by domestic investors because of foreign investment restrictions, withholding taxes, lack of liquidity or other reasons.

DIVERSIFICATION RISK. Although each Fund intends to invest in a variety of securities and instruments, Fund will be considered “non-diversified” as such term is defined by the 1940 Act. A “non-diversified” classification means that a Fund has greater latitude than a diversified fund to invest in a single issuer or a smaller number of issuers. Therefore, each Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a small number of issuers than a fund that invests more widely.

Each Fund does, however, intend to maintain the level of diversification necessary to qualify as a RIC under Subchapter M of the Code. The Subchapter M diversification tests generally require that (i) a Fund invest no more than 25% of its total assets in securities (other than securities of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, and (ii) at least 50% of a Fund’s total assets consist of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer. These tax requirements are generally applied at the end of each quarter of a Fund’s taxable year.

EMERGING MARKETS RISK. Each of the Funds (except the Aggregate Bond Fund, Short-Term International Government Bond Fund, Singapore Dollar Fund, and the Swiss Franc Fund ) invests substantially all of its assets in a market or markets considered to be “emerging” or in securities that provide exposure to such market(s). These Funds are sometimes referred to herein as “Emerging Market Funds.” Each of the Aggregate Bond Fund and Short-term International Government Bond Fund may invest a portion of its assets in markets considered to be “emerging” or in securities that provide exposure to such markets. Investing in emerging or developing markets may be subject to additional risks not associated with more developed economies. Such risks may include: (i) the risk that government and quasi-government entities may not honor their obligations, (ii) greater market volatility, (iii) lower trading volume and liquidity, (iv) greater social, political and economic uncertainty, (v) governmental controls on foreign investments and limitations on repatriation of invested capital, (vi) the risk that governments and companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets, and (vii) the risk that there may be less protection of property rights than in other countries. Some emerging markets have experienced and may continue to experience high inflation rates, currency devaluations and economic recessions. Unanticipated political or social developments may result in sudden and significant investment losses, and may affect the ability of governments and government agencies in these markets to meet their debt obligations. Emerging markets are generally less liquid and less efficient than developed securities markets. These and other factors could have a negative impact on the Funds’ performance and increase the volatility of an investment in a Fund.

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OFFSHORE INVESTOR RISK. The opportunity for U.S. investors to access non-U.S. markets can be limited due to a variety of factors including foreign government regulations, adverse tax treatment and currency convertibility issues. These limitations or restrictions may impact the pricing of securities providing offshore exposure to locally denominated non-U.S. securities. Therefore, the returns achieved by U.S. investors could differ from those available to domestic investors in non-U.S. markets.

TAX RISK. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources. The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from qualifying income if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s foreign currency gains as non-qualifying income, which might jeopardize the Fund’s status as a RIC for all years to which the regulations are applicable. If for any taxable year a Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

SPECIFIC INVESTMENT STRATEGIES

A description of certain investment strategies and types of investments that may be used by some or all of the Funds is set forth below.

U.S. GOVERNMENT SECURITIES. Each Fund may purchase short-term obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. government. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S. government securities include inflation-indexed fixed income securities, such as U.S. Treasury Inflation Protected Securities (TIPS). U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.

NON-U.S. GOVERNMENT SECURITIES AND SECURITIES OF SUPRANATIONAL ENTITIES. Each Fund may invest in short-term securities issued or guaranteed by non-U.S. governments, agencies and instrumentalities. Non-U.S. government securities include direct obligations, as well as obligations guaranteed by a foreign government. These guarantees do not guarantee the market value of the obligations, which can increase or decrease in value. Securities issued by supranational entities include securities issued by organizations designated or supported by governmental entities to promote economic development and international financial institutions and related government agencies, such as the World Bank. These securities are subject to varying degrees of credit risk and interest rate risk.

BANK DEPOSITS AND OBLIGATIONS. The Funds may invest in deposits and other obligations of U.S. and non-U.S. banks and financial institutions. Deposits and obligations of banks and financial institutions include certificates of deposit, time deposits, and bankers’ acceptances. Certificates of deposit and time deposits represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate. Certificates of deposit are negotiable certificates, while time deposits are non-negotiable deposits. A banker’s acceptance is a time draft drawn on and accepted by a bank that becomes a primary and unconditional liability of the bank upon acceptance. Investments in obligations of non-U.S. banks and financial institutions may involve risks that are different from investments in obligations of U.S. banks. These risks include future unfavorable political and economic developments, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held in the Fund.

COMMERCIAL PAPER. Commercial paper is an unsecured short-term promissory note with a fixed maturity of no more than 270 days issued by corporations, generally to finance short-term business needs. The commercial paper purchased by the each Fund generally will be rated in the upper two short-term ratings by at least two NSROs or if unrated, deemed to be of equivalent quality by the WisdomTree Asset Management or the Sub-Adviser.

If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, a Fund is not required to dispose of the security. In the event of such an occurrence, WisdomTree Asset Management or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund.

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Each Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by WisdomTree Asset Management or the Sub-Adviser. Commercial paper issues in which each Fund may invest include securities issued by corporations without registration under the Securities Act of 1933 (the “Securities Act”) in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called “private placement” exemption from registration, which is afforded by Section 4(2) of the Securities Act (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

CORPORATE DEBT OBLIGATIONS. The Funds also may invest in corporate debt obligations with less than 397 calendar days remaining to maturity. Corporate debt securities are interest-bearing securities in which the corporate issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Investments will be limited to securities rated in the top three long-term rating categories by at least one NSRO, or if unrated, deemed to be of equivalent quality. If a security satisfies the rating requirement upon initial purchase and is subsequently downgraded, a Fund is not required to dispose of the security. In the event of such an occurrence, WisdomTree Asset Management or the Sub-Adviser will determine what action, including potential sale, is in the best interest of the Fund.

Each Fund’s investment in corporate debt obligations may include “Yankee bonds” and “Eurodollar bonds.” A Yankee bond is a dollar-denominated bond issued by a non-U.S. company in the U.S. and traded inside the United States. Yankee bonds are registered with the SEC. Yankee bonds typically pay interest semiannually. A Eurodollar Bond is a U.S.-dollar denominated bond issued by a non-U.S. company and traded outside both the U.S. Eurodollar bonds are an important source of capital for multinational companies and foreign governments. Eurodollar bonds are not registered with the SEC. Eurodollar bonds typically pay interest annually.

CONVERTIBLE SECURITIES. Convertible securities include debt obligations and preferred stock of the company issuing the security, which may be exchanged for a predetermined price into the issuer’s common stock. Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. Certain convertible debt securities include a “put option,” which entitles a Fund to sell the security to the issuer before maturity at a stated price, which may represent a premium over the stated principal amount of the debt security. Conversely, many convertible securities are issued with a “call” feature that allows the security’s issuer to choose when to redeem the security. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock, or sell it to a third party at a time that may be unfavorable to the Fund. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

FLOATING AND ADJUSTABLE RATE NOTES. The Funds may purchase floating rate and adjustable rate obligations, such as demand notes, bonds, and commercial paper. These securities may bear interest at a rate that resets based on standard money market indices or are remarketed at current market rates. They may permit the holder to demand payment of principal at any time or at specified intervals not exceeding 397 days. The issuer of such obligations may also have the right to prepay, in its discretion, the principal amount of the obligations plus any accrued interest. The “reset date” of securities held by the Funds may not be longer than 397 days (and therefore would be considered to be within the Funds’ general maturity restriction of 397 days).

MORTGAGE-BACKED AND ASSET BACKED SECURITIES. Each Fund may invest in mortgage backed and asset-backed securities. Mortgage-backed securities are secured (or backed) by pools of commercial or residential mortgages. Asset-backed securities are secured (or backed) by other types of assets, such as automobile loans, installment sale contracts, credit card receivables or other similar assets. Mortgage-backed and asset-backed securities are issued by entities such as Ginnie Mae, Fannie Mae, the Federal Home Loan Mortgage Corporation, commercial banks, trusts, special purpose entities, finance companies, finance subsidiaries of industrial companies, savings and loan associations, mortgage banks and investment banks.

Investing in mortgage-backed and asset-backed securities is subject to credit risk and interest rate risk. They are also subject to the risk of prepayment, which can change the nature and extent of the Fund’s interest rate risk. The market for mortgage-

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backed securities may not be liquid under all interest rate scenarios, which may prevent the Fund from selling such securities held in its portfolio at times or prices that it desires.

FOREIGN CURRENCY TRANSACTIONS. Each Fund may engage in foreign currency transactions. Each Fund may invest directly in foreign currencies in the form of bank and financial institution deposits, certificates of deposit, and bankers acceptances denominated in a specified non-U.S. currency.

Each Fund may enter into foreign currency exchange transactions. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or by entering into forward currency contracts to purchase or sell foreign currencies or forward currency swaps to exchange cash flows based on the notional difference among two or more currencies.

DERIVATIVES. Each Fund may use derivative instruments as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to bonds, interest rates, currencies, commodities, and related indexes. Examples of derivative instruments include forward currency contracts, currency and interest rate swaps, currency options, futures contracts, options on futures contracts and swap agreements. A Fund’s use of derivative instruments will be underpinned by investments in short term, high-quality U.S. money market securities.

With respect to certain kinds of derivative transactions entered into by the Funds that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must “set aside” (referred to sometimes as “asset segregation”) liquid assets, or engage in other measures to “cover” open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions by setting aside liquid assets equal to the contracts’ full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of “cash-settled” contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to “cash-settle,” the Fund may set aside liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation rather than the notional value. The Fund reserves the right to modify its asset segregation policies in the future.

FORWARD CURRENCY CONTRACTS. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date (usually less than one year) at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. Each Fund may enter into forward currency contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. The settlement of the contracts may occur with the delivery of a specified amount of currency or a net cash settlement in a base currency equivalent to the market value of the contract. Each Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated money market securities in an attempt to obtain an investment result that is similar to a direct investment in a foreign currency denominated instrument. This investment technique, if successful, creates a “synthetic” position in the particular foreign currency instrument the Fund is trying to duplicate.

NON-DELIVERABLE FORWARD CONTRACTS. A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive. Non-deliverable forward contracts are also subject to the risk that the counterparty will default on its obligations.

CURRENCY AND INTEREST RATE SWAPS. Each of the Funds may enter into swap agreements, including interest rate

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swaps and currency swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian Real). Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, and money market securities without actually purchasing such currencies or securities. Each International Currency Income Fund will use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

CURRENCY OPTIONS. Each Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may use futures contracts and related options: (i) to attempt to gain exposure to foreign currencies, and (ii) to attempt to gain exposure to a particular market, instrument or index.

A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. An option on a futures contract gives the purchaser the right, in exchange for payment of a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security or instrument at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security or instrument at any time during the option period.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with counterparties that are deemed to present acceptable credit risks. A repurchase agreement is a transaction in which a Fund purchases securities or other obligations from a bank or securities dealer and simultaneously commits to resell them to a counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. This is designed to result in a fixed rate of return for the Fund insulated from market fluctuations during the holding period. Although they are collateralized, repurchase agreements are subject to market and credit risk. As discussed herein, the Fund may not invest more than 10% of its net assets in illiquid securities. A repurchase agreement maturing in more than seven days may be considered an illiquid security.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are a type of borrowing in which a Fund sells securities to a third party and agrees to repurchase the securities from the third party at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a Fund will maintain the segregation, either on its records or with the Trust’s custodian, of cash or other liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the buyer of the securities sold by a Fund might be unable to deliver them when that Fund seeks to repurchase.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in the securities of other investment companies (including money market funds). The 1940 Act generally prohibits a fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the fund’s total assets in any single investment company and no more than 10% in any combination of two or more investment companies. All Funds may invest in the securities of open-end funds (including money market funds) as permitted under the 1940 Act. Each Fund may purchase shares of affiliated exchange traded funds in secondary market transactions. A Fund’s performance will therefore depend, to some extent, on the performance of the investment companies or ETFs in which it invests. Each Fund will pay a proportional share of the fees of the underlying investment companies or ETFs in which it invests.

ILLIQUID SECURITIES. Each Fund may invest up to an aggregate amount of 10% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund’s ability to raise cash for redemptions or other purposes. The liquidity of securities

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purchased by a Fund which are eligible for resale pursuant to Rule 144A will be monitored by each Fund on an ongoing basis. In the event that such a security is deemed to be no longer liquid, a Fund’s holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Fund having more than 10% of its assets invested in illiquid or not readily marketable securities.

FINANCIAL SECTOR INVESTMENTS. The Funds may invest in companies that are considered to be in the financial sector, including commercial banks, brokerage firms, diversified financial services, a variety of firms in all segments of the insurance industry (such as multi-line, property and casualty, and life insurance) and real estate related companies. The financial sector is currently undergoing relatively rapid change as existing distinctions between financial service segments become less clear. For example, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance industries. Moreover, the federal laws generally separating commercial and investment banking are currently being studied by Congress.

Rule 12d3-1 under the 1940 Act limits the extent to which a fund may invest in the securities of any one company that derives more than 15% of its revenues from brokerage, underwriting or investment management activities. A fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions: (1) the purchase cannot cause more than 5% of the fund’s total assets to be invested in securities of that issuer; (2) for any equity security, the purchase cannot result in the fund owning more than 5% of the issuer’s outstanding securities in that class; and (3) for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer’s debt securities.

In applying the gross revenue test, an issuer’s own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer’s gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Funds will not be required to divest their holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

FUTURE DEVELOPMENTS. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this SAI and in each Fund’s Prospectus, provided they are consistent with the Fund’s investment objective and do not violate any fundamental investment restrictions or policies.

PROXY VOTING POLICY

The Trust has adopted as its proxy voting policies for each Fund the proxy voting guidelines of Mellon Capital. The Trust has delegated to Mellon Capital the authority and responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and Mellon Capital’s role in implementing such guidelines.

Mellon Capital, through their participation on BNY Mellon’s Proxy Policy Committee (“PPC”), have each adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Mellon Capital seeks to act solely in the best financial and economic interest of the applicable client. Mellon Capital will carefully review proposals that would limit shareholder control or could affect the value of a client’s investment. It will generally oppose proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. It will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Mellon Capital will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management’s efforts to address the proposal including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues. Mellon Capital recognizes its their duty to vote proxies in the best interests of its clients. Mellon Capital seeks to avoid material conflicts of interest through its participation in the PPC, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Mellon Capital and its affiliates engage a third party as an independent fiduciary to vote all proxies for BNY Mellon securities and affiliated mutual fund securities.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on

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specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines will be referred to the PPC for discussion and vote. Additionally, the PPC may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Adviser weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

A complete copy of the Proxy Voting Policy may be obtained by writing to: Judy Manion at 500 Grant Street, Suite 2600, Pittsburgh, PA 15258.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period from July 1 of one year through June 30 of the next and to file N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Trust has adopted a Portfolio Holdings Policy (the “Policy”) designed to govern the disclosure of Fund portfolio holdings and the use of material non-public information about Fund holdings. The Policy applies to all officers, employees, and agents of the Funds, including the Adviser and any Sub-Adviser (together, the “Advisers”). The Policy is designed to ensure that the disclosure of information about each Fund’s portfolio holdings is consistent with applicable legal requirements and otherwise in the best interest of each Fund.

The Funds are considered to be “actively managed” exchange traded funds. As such, each Fund is required by the SEC to disclose on the Funds’ website at the start of each Business Day the identities and quantities of the securities and other assets held by each Fund that will form the basis of the Fund’s calculation of its net asset value (“NAV”) on that Business Day. The portfolio holdings so disclosed will be based on information as of the close of business on the prior Business Day and/or trades that have been completed prior to the opening of business on that Business Day and that are expected to settle on that Business Day.

As exchange traded funds, information about each Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of any Order of the Securities and Exchange Commission (“SEC”) applicable to the Funds, regulations of the Funds’ Listing Exchange and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of a Fund’s anticipated portfolio holdings as of the next Business Day. This information is used in connection with the Creation and Redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third party service providers.

Daily access to each Fund’s portfolio holdings is permitted to personnel of the Advisers, the Distributor and the Funds’ administrator, custodian and accountant and other agents or service providers of the Trust who have need of such information in connection with the ordinary course of their respective duties to the Funds. The Funds Chief Compliance Officer may authorize disclosure of portfolio holdings.

Each Fund may disclose its complete portfolio holdings or a portion of its portfolio holdings online at www.wisdomtree.com. Online disclosure of such holdings is publicly available at no charge.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within sixty (60) days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

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No person is authorized to disclose a Fund’s portfolio holdings or other investment positions except in accordance with the Policy. The Trust’s Board reviews the implementation of the Policy on a periodic basis.

INVESTMENT LIMITATIONS

The following fundamental investment policies and limitations supplement those set forth in each Fund’s Prospectus. Unless otherwise noted, whenever a fundamental investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, other than with respect to a Fund’s limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund’s investment policies and limitations.

Each Fund’s fundamental investment policies cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities as defined under the 1940 Act. Each Fund, however, may change the non-fundamental investment policies described below and its investment objective without a shareholder vote provided that it obtains Board approval and notifies its shareholders with at least sixty (60) days prior written notice of any such change.

Fundamental Policies. The following investment policies and limitations are fundamental and may NOT be changed without shareholder approval.

Each Fund, as a fundamental investment policy, may not:

Senior Securities

Issue senior securities, except as permitted under the 1940 Act.

Borrowing

Borrow money, except as permitted under the 1940 Act.

Underwriting

Act as an underwriter of another issuer’s securities, except to the extent that each Fund may be considered an underwriter within the meaning of the Securities Act in the disposition of portfolio securities.

Concentration

Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any non-U.S. government, or their respective agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that each Fund intends to concentrate in the financial sector.

Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate, real estate investment trusts or securities of companies engaged in the real estate business).

Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent each Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans

Lend any security or make any other loan except as permitted under the 1940 Act. This means that no more than 33 1/ 3% of its total assets would be lent to other parties. This limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments, permissible under each Fund’s investment policies.

Non-Fundamental Policies. The following investment policy is not fundamental and MAY be changed without shareholder approval.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest,

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under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investments that are tied economically to the particular country or geographic region suggested by the Fund’s name. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and trade may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market strikes demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with the sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE TRUST

Trustees and Officers.

The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by WisdomTree Asset Management and other service providers. The Board of Trustees elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The address of each Trustee and Officer is c/o WisdomTree Asset Management, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017.

Interested Trustee and Officers

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee and Officers	Other Directorships Held by Trustee and Officers

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Jonathan Steinberg (1964)	Trustee, President*	Trustee and officer since 2005	Chief Executive Officer of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) and Director of WisdomTree Investments, Inc. since 1989.	49	None.

Amit Muni (1969)	Treasurer*, Assistant Secretary*	Officer since 2008	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.) since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer from 2003 to 2008.	49	None.

Richard Morris (1967)	Secretary*, Chief Legal Officer*	Officer since 2005	Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005.	49	None.

* Elected by and serves at the pleasure of the Board of Trustees.

Independent Trustees

Name (year of birth)	Position	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gregory Barton (1961)*	Trustee	Trustee since 2006	General Counsel of Martha Stewart Living Omnimedia, Inc. Since 2007; Executive Vice President of Licensing and Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2003 to 2007; Executive Vice President of Legal Affairs, General Counsel and Secretary of Ziff Davis Media Inc. from 2002 to 2003; President (2001 to 2002), Chief Financial Officer (2000 to 2002), Vice President of Business Development (1999 to 2001) and General Counsel and Secretary (1998 to 2002) of WisdomTree Investments, Inc. (formerly, Index Development Partners, Inc.)	49	None.

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Toni Massaro (1955)**	Trustee	Trustee since 2006	Dean at University of Arizona James E. Rogers College of Law since 1999; Professor at University of Arizona James E. Rogers College of Law since 1990.	49	None.

Victor Ugolyn (1947)	Trustee, Chairman of the Board of Trustees	Trustee since 2006	Private Investor – 2005 to Present; President and Chief Executive Officer of William D. Witter, Inc. from 2005 to 2006; Consultant to AXA Enterprise in 2004; Chairman, President and Chief Executive Officer of Enterprise Capital Management (subsidiary of The MONY Group, Inc.) and Enterprise Group of Funds, Chairman of MONY Securities Corporation, and Chairman of the Fund Board of Enterprise Group of Funds from 1991 to 2004.	49	Trustee on Board of Trustees of Naismith Memorial Basketball Hall of Fame; Member of the Board of Overseers of the Hoover Institution at Stanford University.

* Chair of the Audit Committee.

** Chair of the Governance and Nominating Committee.

The following table sets forth, as of December 31, 2007 the dollar range of equity securities beneficially owned by each Trustee in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust.

Name of Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustee in Family of Investment Companies
Interested Trustee:
Jonathan Steinberg	International SmallCap Dividend Fund	$50,001-$100,000
	International Dividend Top 100 Fund	$50,001-$100,000
	DEFA High-Yielding Equity Fund	$50,001-$100,000
	Pacific ex-Japan Total Dividend Fund	$50,001-$100,000
	Japan High-Yielding Equity Fund	$50,001-$100,000	Over $100,000
Independent Trustees:
Gregory Barton	Total Dividend Fund	Over $100,000
	DEFA Fund	$10,001-$50,000	Over $100,000

Toni Massaro	High-Yielding Equity Fund	$1-$10,000
	DEFA High-Yielding Equity Fund	$1-$10,000	$1-$10,000

Victor Ugolyn	LargeCap Dividend Fund	$10,001-$50,000
	MidCap Dividend Fund	$10,001-$50,000	$50,001-$100,000

As of December 31, 2007 none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (“Independent Trustees”) or their immediate family members owned beneficially or of record any securities of WisdomTree Asset Management, the Sub-Adviser, the Distributor, or any person controlling, controlled by or under control with WisdomTree Asset Management, the Sub-Adviser or the Distributor.

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Committees of the Board of Trustees

Audit Committee. Each Independent Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Trust’s independent auditors, including the resolution of disagreements regarding financial reporting between Trust management and such independent auditors. The Audit Committee’s responsibilities include, without limitation, to (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (ii) oversee the quality and integrity of the Funds’ financial statements and the independent audits thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (v) act as a liaison between the Trust’s independent auditors and the full Board. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties.

Governance and Nominating Committee. Each Independent Trustee is also a member of the Trust’s Governance and Nominating Committee. The principal responsibilities of the Governance and Nominating Committee are to (i) oversee Fund governance matters and (ii) identify individuals qualified to serve as Independent Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Governance and Nominating Committee is solely responsible for the selection and nomination of the Trust’s Independent Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Trust stockholders as it deems appropriate. The Governance and Nominating Committee considers nominees recommended by shareholders if such nominees are submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the “1934 Act”), in conjunction with a shareholder meeting to consider the election of Trustees. Trust stockholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee.

Remuneration of Trustees. Pursuant to its Investment Advisory Agreement with the Trust, WisdomTree Asset Management pays all compensation of officers and employees of the Trust as well as the fees of all Trustees of the Trust who are affiliated persons of WisdomTree Investments or its subsidiaries.

Each Independent Trustee receives annual compensation of $112,000. The Audit Committee Chairman will be paid an additional 10 per cent of this amount and the Independent Chairman of the Board will be paid an additional 50 per cent of this amount. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings. Previously, each Independent Trustee received annual compensation of $40,000. The Audit Committee Chairman was paid an additional 10 per cent of this amount and the Independent Chairman of the Board was paid an additional 50 per cent of this amount.

The following table sets forth the estimated compensation to be paid by the Trust to the Trustees.

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From the Funds and Fund Complex
Jonathan Steinberg	None	None	None	None

Name of Interested Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From the Funds and Fund Complex
Gregory Barton	$123,200	None	None	$123,200
Toni Massaro	$112,000	None	None	$112,000
Victor Ugolyn	$168,000	None	None	$168,000

Trustees and officers of the Trust collectively owned less than 1% of each of the Trust’s outstanding shares as of December 31, 2007.

Control Persons and Principal Holders of Securities.

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The name and percentage of each Depository Trust Company (“DTC”) participant that owns of record 5% or more of the outstanding shares of a Fund is not yet available.

Investment Adviser. WisdomTree Asset Management serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and WisdomTree Asset Management. WisdomTree Asset Management, which does not manage any other investment companies other than other series of the Trust and has limited experience as an investment adviser, is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and has offices located at 380 Madison Avenue 21st Floor, New York, NY 10017.

Under the Investment Advisory Agreement, WisdomTree Asset Management has overall responsibility for the general management and administration of the Trust. WisdomTree Asset Management provides an investment program for each Fund. WisdomTree Asset Management also arranges for sub-advisory, transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Each Fund pays WisdomTree Asset Management the Management Fee indicated below.

Name of Fund	Management Fee
WisdomTree Dreyfus Aggregate Bond Fund	%

WisdomTree Dreyfus Short-term International Government Bond Fund	%

WisdomTree Dreyfus Chilean Peso Fund	%

WisdomTree Dreyfus Czech Koruna Fund	%

WisdomTree Dreyfus Hong Kong Dollar Fund	%

WisdomTree Dreyfus Hungarian Forint Fund	%

WisdomTree Dreyfus Israeli Shekel Fund	%

WisdomTree Dreyfus Icelandic Krona Fund	%

WisdomTree Dreyfus Indonesian Rupiah Fund	%

WisdomTree Dreyfus Malaysian Ringgit Fund	%

WisdomTree Dreyfus Mexican Peso Fund	%

WisdomTree Dreyfus Norwegian Krone	%

WisdomTree Dreyfus Polish Zloty Fund	%

WisdomTree Dreyfus Russian Ruble Fund	%

WisdomTree Dreyfus Singapore Dollar Fund	%

WisdomTree Dreyfus Swedish Krona	%

WisdomTree Dreyfus Swiss Franc Fund	%

WisdomTree Dreyfus Taiwan Dollar Fund	%

WisdomTree Dreyfus Thai Baht Fund	%

WisdomTree Dreyfus Turkish Lira Fund	%

WisdomTree Dreyfus BRIC Currency Fund	%

WisdomTree Dreyfus Developed Currency Fund

WisdomTree Dreyfus Emerging Asia Currency Fund	%

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WisdomTree Dreyfus Emerging Europe Currency Fund	%

WisdomTree Dreyfus Emerging Latin America Currency Fund	%

WisdomTree Dreyfus Gulf Currency Fund	%

WisdomTree Dreyfus Oil Exporters Currency Fund	%

With respect to each Fund, WisdomTree Asset Management agrees to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (the “Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser hereunder. Each Sub-Adviser has agreed to pay the fees owed to BNY for providing Custody, Administration and Transfer Agency Services.

The Investment Advisory Agreement with respect to the Funds continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board of Trustees of the Trust or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance is also approved by a vote of a majority of the Trustees of the Trust who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval. If the shareholders of any Fund fail to approve the Investment Advisory Agreement, WisdomTree Asset Management may continue to serve in the manner and to the extent permitted by the 1940 Act and rules and regulations thereunder. The Investment Advisory Agreement with respect to any Fund is terminable without any penalty, by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, or by WisdomTree Asset Management, in each case on not less than 30 days nor more than 60 days prior written notice to the other party; provided, that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Investment Advisory Agreement will terminate automatically and immediately in the event of its “assignment” (as defined in the 1940 Act).

Sub-Adviser.

The Sub-Adviser for the Funds is The Dreyfus Corporation located at 200 Park Avenue, New York, New York 10166. As of June 30, 2008, Dreyfus has assets under management totaling approximately $__ billion. Dreyfus is a wholly-owned subsidiary of BNY Mellon.

With respect to each Fund, WisdomTree Asset Management pays the sub-adviser to such Fund a fee equal to one-half of the fee paid to WisdomTree Asset Management for providing advisory services to such Fund.

Dreyfus believes that it may perform Sub-Advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent Dreyfus from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms.

Portfolio Managers. Dreyfus utilizes teams of investment professionals acting together to manage the assets of the Funds. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objectives. The individual members of the team who are primarily responsible for the day-to-day management of each Funds’ portfolio are listed below.

David C. Kwan has been a Managing Director of Mellon Capital since 2000. He has also been the Head of Fixed Income Management Group since 1994 and the Head of the Trading Group since 1996. Mr. Kwan has direct oversight responsibility for the management of the Funds. Mr. Kwan has had various positions and responsibilities at Mellon Capital since he joined in 1990, one of which was management of the firm’s Enhanced Asset Allocation Fund. He received his M.B.A. degree from University of California at Berkeley in 1990. Mr. Kwan has 17 years of investment experience.

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Zandra Zelaya has been a Vice President, Fixed Income at Mellon Capital since November 2007. Ms. Zelaya joined Mellon Capital in 1997 as a fixed income associate. Throughout the years she has held various positions in the Fixed Income Management group including Associate Portfolio Manager from 1999 to January 2002, Senior Portfolio Manager from 2002 to 2006 and Assistant Vice President from 2006 to her recent promotion as Vice President. Prior to joining Mellon Capital she worked as client support for fixed income analytics and managed the data analytics department at Gifford Fong Associates. Ms. Zelaya has attained the Chartered Financial Analyst (“CFA”) designation. She graduated with a B.S. from California State University, Hayward. Ms. Zelaya has 13 years of investment experience.

Mr. Kwan and Ms. Zelaya will manage the Funds in their capacity as dual employees of The Dreyfus Corporation. Mr. Kwan and Ms. Zelaya have been employees of Dreyfus since 2005.

Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities. Each portfolio manager is authorized to make investment decisions for all portfolios managed by the team. Each portfolio manager has appropriate limitations on his or her authority for risk management and compliance purposes. No member of the portfolio team manages assets outside of the team. Each portfolio manager has managed each Fund since its inception.

As of June 30 , 2008, the team managed eight other registered investment companies with approximately [$1.66] billion in assets; [twenty-four] pooled investment vehicles with approximately $8.9 billion in assets and [twenty two] other accounts with approximately [$4.08] billion in assets.[

Portfolio Manager Fund Ownership. As of the date hereof, none of the portfolio managers owned shares of the Funds.

Portfolio Manager Compensation. The portfolio managers are dual employees of Mellon Capital and Dreyfus. Dreyfus’ portfolio managers responsible for managing funds are generally eligible for compensation consisting of base salary, bonus, and payments under Mellon Capital’s long-term incentive compensation program. All compensation is paid by Dreyfus and not by the funds. The same methodology described below is used to determine portfolio manager compensation with respect to the management of funds and other accounts.

Fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Dreyfus employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Dreyfus provide to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation deferred compensation plan.

A portfolio manager’s base salary is determined by the manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs.

A portfolio manager’s bonus is determined by a number of factors. One factor is performance of the fund gross of fees relative to expectations for how the fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period (typically, a calendar year). Additional factors including the overall financial performance of Mellon Capital, the performance of all accounts (relative to expectations) for which the portfolio manager has responsibility, the portfolio manager’s contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment management group. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the portfolio manager satisfies the objectives stated above. The bonus is paid on an annual basis.

Under the long-term incentive compensation program, certain portfolio managers are eligible to receive a payment from Mellon Capital’s long-term incentive compensation plan based on their years of service, job level and, if applicable, management responsibilities. Each year, a portion of the firm’s profits is allocated to the long-term incentive compensation

17

award. The annual awards are paid after three years.

Material Conflict of Interest. Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely impact a Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by a Fund, which can cause potential conflicts in the allocation of investment opportunities between a Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed.

Mellon Capital and Dreyfus manage potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by select corporate officers. Mellon Capital and Dreyfus have developed control procedures to ensure that no one client, regardless of type, is intentionally favored at the expense of another.

Code of Ethics. The Trust, WisdomTree Asset Management, each Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Employees subject to the Codes of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. BNY serves as administrator, custodian and transfer agent for the Trust. BNY’s principal address is One Wall Street, New York, New York 10286. Under the Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax, accounting services, and financial reporting for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Under the custody agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, BNY receives certain out of pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Trust from the Trust’s custody account with BNY.

Distributor. ALPS Distributors, Inc. (the “Distributor”) is the distributor of shares of the Trust. Its principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”). The Distributor is not affiliated with WisdomTree Investments, WisdomTree Asset Management, nor any stock exchange.

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least sixty (60) days prior written notice to the other party (i) by vote of a majority of the Independent Trustees

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or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its “assignment” (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below) or DTC Participants (as defined below).

WisdomTree Asset Management may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

BROKERAGE TRANSACTIONS

Each Sub-Adviser assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting the brokers or dealers for any transaction in portfolio securities, the Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including, but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by each Sub-Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. Each Sub-Adviser does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

ADDITIONAL INFORMATION CONCERNING THE TRUST

Shares. The Trust was established as a Delaware statutory trust on December 15, 2005. The Trust currently operates 49 Funds. Each Fund issues shares of beneficial interest, with $0.001 par value. The Board may designate additional Funds. The Trust is registered with the SEC as an open-end management investment company.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board of Trustees with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of shares of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Trust, c/o ALPS Distributors, Inc. at 1290 Broadway, Suite 1100, Denver,

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Colorado 80203.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by majority vote of the Board of Trustees or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

Role of DTC. DTC Acts as Securities Depository for the Shares of the Trust. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by NYSE ARCA, the American Stock Exchange and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. No Beneficial Owner shall have the right to receive a certificate representing such shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning

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through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a “Listing Exchange”) is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund may consist of the in-kind deposit of a designated portfolio of money market instruments or bonds closely approximating the holdings of the Fund or of non-U.S. currency (the “Deposit Securities”) and an amount of cash denominated in U.S. Dollars (the “Cash Component”) computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

Each Fund may accept a basket of money market instruments, bonds, non-U.S. currency or cash denominated in U.S. dollars that differs from the composition of the published basket. Each Fund may permit or require the consideration for Creation Unit Aggregations to consist solely of cash or non-U.S. currency. Each Fund may permit or require the substitution of an amount of cash denominated in U.S. Dollars (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security. For example, the Trust reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. Each Fund may also accept non-U.S. currency as a substitute for any Deposit Security.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the value of the Deposit Securities), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the value of the Deposit Securities), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through the National Securities Clearing Corporation or otherwise, makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., New York time), the current Fund Deposit for each Fund. Such Deposit Securities are applicable, subject to any adjustments, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be a DTC Participant and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”). A DTC Participant that has executed a Participant Agreement is referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All shares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create shares must be placed for one or more Creation Unit Aggregations. Orders must be transmitted by an Authorized Participant pursuant to procedures set forth in the Participant Agreement. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method

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acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

On days when a Listing Exchange or U.S. or non-U.S. bond markets close earlier than normal, the Funds may require purchase orders to be placed earlier in the day. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding.

If BNY does not receive both the required Deposit Securities and the Cash Component by the specified time on the Settlement Date, the Trust may cancel or revoke acceptance of such order. Upon written notice to the Distributor, such canceled or revoked order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash (or an equivalent amount of non-U.S. currency) must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 102%, which the Trust may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Authorized Participant must deposit with BNY the appropriate amount of federal funds by 10:00 a.m. New York time (or such other time as specified by the Trust) on the Settlement Date. If BNY does not receive the Additional Cash Deposit in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of U.S. cash (or an equivalent amount of non-U.S. currency) shall be required to be deposited with BNY, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 102%, which the Trust may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by the specified time on the Settlement Date, or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. The Authorized Participant will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by BNY or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases.

Placement of Creation Orders. BNY shall cause the sub-custodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Fund Deposit, with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). When a non-U.S. market is closed due to local market holidays, the settlement process for Fund Securities in that market will not commence until the end of the local holiday period.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject or revoke acceptance of a creation order transmitted to it by the Distributor in respect of any Fund. For example, the Trust may reject or revoke acceptance of an order, if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by the Fund as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or WisdomTree Asset Management, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, BNY, the Distributor or WisdomTree Asset Management make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other

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information systems affecting the Trust, WisdomTree Asset Management, the Distributor, DTC, NSCC, BNY or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, BNY, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

Creation/Redemption Transaction Fee. Each Fund imposes a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by WisdomTree Asset Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the Funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a Fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to the Fund of buying (or selling) those particular Deposit Securities. Transaction Fees will differ for each Fund, depending on the transaction expenses related to each Fund’s portfolio securities. Every purchaser of a Creation Unit will receive a Prospectus that contains disclosure about the Transaction Fee, including the maximum amount of the Transaction Fee charged by the Fund.

The following table sets forth the standard and maximum creation transaction fee for each of the Funds.

Name of Fund	Approximate Value of One Creation Unit		Standard Creation/Redemption Transaction Fee		Maximum Creation/Redemption Transaction Fee
WisdomTree Dreyfus Aggregate Bond Fund	$	__	$	__	$	__

WisdomTree Dreyfus Short-term International Government Bond Fund	$	__	$	__	$	__

WisdomTree Dreyfus Czech Koruna Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Chilean Peso Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Hong Kong Dollar Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Hungarian Forint Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Israeli Shekel Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Icelandic Krona Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Indonesian Rupiah Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Malaysian Ringgit Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Mexican Peso Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Norwegian Krone		$2,500,000		$300		$1,200

WisdomTree Dreyfus Polish Zloty Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Russian Ruble Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Singapore Dollar Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Swedish Krona		$2,500,000		$300		$1,200

WisdomTree Dreyfus Swiss Franc Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Taiwan Dollar Fund		$2,500,000		$300		$1,200

WisdomTree Dreyfus Thai Baht Fund		$2,500,000		$300		$1,200

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WisdomTree Dreyfus Turkish Lira Fund	$2,500,000		$300		$1,200

WisdomTree Dreyfus BRIC Currency Fund	[	]	[	]	[	]

WisdomTree Dreyfus Developed Currency Fund	[	]	[	]	[	]

WisdomTree Dreyfus Emerging Asia Currency Fund	[	]	[	]	[	]

WisdomTree Dreyfus Emerging Europe Currency Fund	[	]	[	]	[	]

WisdomTree Dreyfus Emerging Latin America Currency Fund	[	]	[	]	[	]

WisdomTree Dreyfus Gulf Currency Fund	[	]	[	]	[	]

WisdomTree Dreyfus Oil Exporters Currency Fund	[	]	[	]	[	]

Placement of Redemption Orders. The process to redeem Creation Unit Aggregations works much like the process to purchase Creation Unit Aggregations, but in reverse. Orders to redeem Creation Unit Aggregations of the Funds must be delivered through an Authorized Participant. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. Orders must be accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made to BNY no later than 10:00 a.m. New York time on the next Business Day following the Transmittal Date. All other procedures set forth in the Participant Agreement must be properly followed. Due to the schedule of holidays in certain countries, the delivery of redemption proceeds for certain Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds’ transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105%, which WisdomTree Asset Management may change from time to time, of the value of the missing shares.

The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars (or at the discretion of the Trust non-U.S. currency in an equivalent amount) in immediately-available funds and shall be held by BNY and marked to market daily. The fees of BNY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Trust, on behalf of the affected Fund, is permitted to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

If the requisite number of shares of the relevant Fund are not delivered on the Transmittal Date as described above a Fund may reject or revoke acceptance of the redemption request. If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such shares in U.S. cash (or in the case of the International Currency Income Funds, an equivalent amount of non-U.S. currency), and the redeeming Authorized Participant will be required to receive its redemption proceeds in cash (or in the case of the International Currency Income Funds, an equivalent amount of non-U.S. currency). In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but

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does not differ in NAV.

Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash (or non-U.S. currency in the case of the International Currency Income Funds) to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

The ability of the Trust to effect in-kind creations and redemptions is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle may be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period. The Funds will not suspend or postpone redemption beyond seven days, except as permitted under Section 22(e) of the 1940 Act. Section 22(e) provides that the right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

The following discussion of certain U.S. federal income tax consequences of investing in the Funds is based on the Code, U.S. Treasury regulations, and other applicable authority, all as in effect as of the date of the filing of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state, and local tax laws.

Qualification as a Regulated Investment Company. Each Fund intends to elect to be treated and qualify each year as a RIC under Subchapter M of the Code. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income each year from (i) dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund’s total assets consists of cash and cash items, U.S. government securities, securities of other RICs and other securities, with investments in such other securities limited with respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than those of the U.S. government or other RICs) of any one issuer or two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses or (y) the securities of one or more qualified publicly traded partnerships.

(c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid – generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income.

In general, for purposes of the 90% of gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (z) that derives less than 90% of its income

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from the qualifying income described in (a)(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% test described in (a) above if such gains are not directly related to a fund’s business of investing in stock or securities. Accordingly, regulations may be issued in the future that could treat some or all of a Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.

Taxation of the Funds. If a Fund qualifies as a RIC, that Fund will not be subject to federal income tax on income and gains that are distributed in a timely manner to its shareholders in the form of dividends.

If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income (including its net capital gains) will be subject to tax at corporate income tax rates without any deduction for distributions to shareholders, and all distributions from earnings and profits, including any distributions of net long-term capital gains and net tax-exempt income, would be taxable to shareholders as dividend income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually substantially all of its investment company taxable income and net capital gains. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, that gain will be subject to tax at corporate rates, but the Fund may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ending on October 31 of such year plus any undistributed amount from the prior year. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends to declare and pay dividends and distributions in the amounts and at the times necessary to avoid the application of the 4% excise tax, although there can be no assurance that it will be able to do so.

Fund Distributions. Distributions by each Fund of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated those gains, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.

If a Fund makes distributions to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of that shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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Distributions are taxable regardless of whether shareholders receive them in cash or reinvest the distributions in additional shares.

Sale or Exchange of Shares. A sale or exchange of shares in the Funds may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. The Funds (or financial intermediaries, such as brokers, through which a shareholder holds Fund shares) generally are required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Federal Tax Treatment of Certain Fund Investments. Transactions of the Funds in options, futures contracts, hedging transactions, forward contracts, swap agreements, straddles and foreign currencies may be subject to various special and complex tax rules, including mark-to-market, constructive sale, straddle, wash sale and short sale rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. These rules may in turn affect the amount, timing or character of the income distributed to shareholders by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses as of the end of such year on certain regulated futures contracts, foreign currency contracts and options that qualify as Section 1256 Contracts in addition to the gains and losses actually realized with respect to such contracts during the year. Except as described below under “Certain Foreign Currency Tax Issues,” gain or loss from Section 1256 Contracts that are required to be marked-to-market annually will generally be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders.

Some debt obligations that are acquired by a Fund may be treated as having original issue discount (“OID”). Generally, a Fund will be required to include OID in taxable income over the term of the debt security, even though payment of the OID is not received until a later time, usually when the debt security matures. If a Fund holds such debt instruments, it may be required to pay out as distributions each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. In the event a Fund realizes net gains from such transactions, its shareholders may receive larger distributions than they would have in the absence of such transactions.

Certain Foreign Currency Tax Issues.

Gain or loss on foreign currency denominated debt securities and on certain other financial instruments, such as forward currency contracts and currency swaps, that is attributable to fluctuations in exchange rates occurring between the date of acquisition and the date of settlement or disposition of such securities or instruments generally will be treated under Section 988 of the Code as ordinary income or loss. A Fund may elect out of the application of Section 988 of the Code with respect to the tax treatment of each of its foreign currency forward contracts to the extent that (i) such contract is a capital asset in the hands of the Fund and is not part of a straddle transaction and (ii) the Fund makes an election by the close of the day the contract is entered into to treat the gain or loss attributable to such contract as capital gain or loss.

The Funds’ forward contracts may qualify as Section 1256 Contracts if the underlying currencies are currencies for which there are futures contracts that are traded on and subject to the rules of a qualified board or exchange. However, a forward currency contract that is a Section 1256 Contract would, absent an election out of Section 988 of the Code as described in the preceding paragraph, be subject to Section 988. Accordingly, although such a forward currency contract would be marked-to-market annually like other Section 1256 Contracts, the resulting gain or loss would be ordinary. If a Fund were to elect out of Section 988 with respect to forward currency contracts that qualify as Section 1256 Contracts, the tax treatment generally applicable to Section 1256 Contracts would apply to those forward currency contracts: that is, the contracts would be

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marked-to-market annually and gains and losses with respect to the contracts would be treated as long-term capital gains or losses to the extent of 60% thereof and short-term capital gains or losses to the extent of 40% thereof. If a Fund were to elect out of Section 988 with respect to any of its forward currency contracts that do not qualify as Section 1256 Contracts, such contracts will not be marked to market annually and the Fund will recognize short-term or long-term capital gain or loss depending on the Fund’s holding period therein. A Fund may elect out of Section 988 with respect to some, all or none of its forward currency contracts.

Finally, regulated futures contracts and nonequity options that qualify as Section 1256 Contracts and are entered into by a Fund with respect to foreign currencies or foreign currency denominated debt instruments will be subject to the tax treatment generally applicable to Section 1256 Contracts unless the Fund elects to have Section 988 apply to determine the character of gains and losses from all such regulated futures contracts and nonequity options held or later acquired by the Fund.

Funds Holding Foreign Investments. Income received by the Funds from sources within foreign countries (including, for example, interest on securities of non-U.S. issuers) may be subject to withholding and other taxes imposed by such countries. Tax treaties between such countries and the U.S. may reduce or eliminate such taxes. If as of the end of a Fund’s taxable year more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes.

Tax-Exempt Shareholders. Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax-exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment by a Fund in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under Internal Revenue Service (“IRS”) guidance issued in November 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather if at any time during a taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by an amount of the tax that relates to that shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in the Funds. The Funds do not intend to invest directly or indirectly in residual interests in REMICs.

Non-U.S. Shareholders. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to

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withholding. Effective for taxable years beginning before January 1, 2008, and assuming certain certification requirements were complied with, a RIC generally was not required to withhold any amounts (i) with respect to distributions attributable to U.S. source interest income that would be treated as “portfolio interest” and accordingly would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly designated by the RIC. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions to taxable years of RICs beginning before January 1, 2009. At the time of this filing, it is unclear whether the legislation will be enacted. Even if such legislation is enacted, depending on the circumstances, the Funds may make such designations with respect to all, some or none of their potentially eligible dividends or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Moreover, in the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment.

A beneficial holder of shares who is a non-U.S. person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a U.S. income tax deduction for losses) realized on a sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above.

Creation and Redemption of Creation Unit Aggregations. An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal tax purposes that exchanges money market securities or non-U.S. currency for Creation Unit Aggregations generally will recognize a gain or loss equal to the difference between the market value of the Creation Unit Aggregations at the time of the exchange and the sum of the exchanger’s aggregate basis in the money market securities or non-U.S. currency surrendered plus the amount of cash paid for such Creation Unit Aggregations. A person who redeems Creation Unit Aggregations for money market securities or non-U.S. currency will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit Aggregations and the sum of the aggregate U.S. dollar market value of the securities or non-U.S. currency plus the amount of any cash received for such Creation Unit Aggregations. The Internal Revenue Service, however, may assert that a loss that is realized by an Authorized Participant upon an exchange of securities or non-U.S. currency for Creation Unit Aggregations cannot be currently deducted under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Gain or loss recognized by an Authorized Participant upon an issuance of Creation Unit Aggregations in exchange for non-U.S. currency will generally be treated as ordinary income or loss. Gain or loss recognized by an Authorized Participant upon an issuance of Creation Unit Aggregations in exchange for money market securities, or upon a redemption of Creation Unit Aggregations, may be capital or ordinary gain or loss depending on the circumstances. Any capital gain or loss realized upon the issuance of Creation Unit Aggregations in exchange for money market securities will generally be treated as long-term capital gain or loss if the money market securities have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Unit Aggregations will generally be treated as long-term capital gain or loss if the Fund shares comprising the Creation Unit Aggregations have been held for more than one year. Otherwise, such gains or losses are treated as short-term capital gains or losses.

A person subject to U.S. federal income tax who receives non-U.S. currency upon a redemption of Creation Unit Aggregations and does not immediately convert the non-U.S. currency into U.S. dollars may, upon a later conversion of the non-U.S. currency into U.S. dollars, or upon the use of the non-U.S. currency pay expenses or acquire assets, recognize as ordinary gains or losses any gains or losses resulting from fluctuations in the value of the non-U.S. currency relative to the U.S. dollar since the date of the redemption.

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Persons exchanging securities or non-U.S. currency for Creation Unit Aggregations should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction. If you purchase or redeem Creation Unit Aggregations, you will be sent a confirmation statement showing how many shares you purchased or redeemed and at what price.

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of shares of the Trust if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Section 351 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisors regarding the specific federal income tax consequences of purchasing, holding and disposing of shares of the Funds, as well as the effect of state, local and foreign tax law and any proposed tax law changes.

DETERMINATION OF NAV

The NAV of each Fund’s shares generally is calculated once daily Monday through Friday as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form as described in the Participant Agreement.

In calculating a Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

When reliable market valuations are not readily available or are not deemed to reflect current market values, the affected investments will be valued in accordance with the Fund’s pricing policy and procedures. For these purposes, a price based on amortized cost is considered a market valuation. Securities that may be valued using fair value pricing may include, but are not limited to, instruments for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. Fund shares are purchased or sold on a national securities exchange at market prices, which may be higher or lower than NAV.

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DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to pay out dividends, if any, quarterly. Each Fund distributes its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

FINANCIAL STATEMENTS

Financial highlights are not yet available for the Funds because they had not yet commenced operations as of the date of this SAI.

MISCELLANEOUS INFORMATION

Counsel. Ropes & Gray LLP, 1211 Avenue of the Americas, New York, New York 10036 is counsel to the Trust.

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as the independent auditor of the Trust.

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Part C: Other Information

Item 23. Exhibits

Exhibit Number	Description
(a)(1)	Trust Instrument of the Registrant dated December 15, 2005 is incorporated herein by reference to exhibit (a) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(2)	Certificate of Trust as filed with the State of Delaware on December 15, 2005 is incorporated herein by reference to exhibit (a)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(a)(3)	Schedule A to the Trust Instrument is incorporated herein by reference to exhibit (a)(3) of the Registrant’s Post-Effective Amendment No. 15 filed on April 30, 2008.

(b)	By-Laws of the Registrant is incorporated herein by reference to exhibit (b) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(c)	Portions of the Trust Instrument and By-Laws of the Registrant defining the rights of holders of shares of the Registrant (Reference is made to Article II Sections 2, 3 and 8, and Articles III, IV, V, VI, VII, VIII, IX and X of the Registrant’s Trust Instrument, filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006; and to Articles I, V, and VI of the Registrant’s By-Laws, filed as Exhibit (b) to Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.)

(d)(1)	Investment Advisory Agreement between the Registrant and WisdomTree Asset Management, Inc. dated March 21, 2006 is incorporated herein by reference to exhibit (d)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(d)(2)	Investment Advisory Agreement between the Registrant (on behalf WisdomTree India Earnings Fund) and WisdomTree Asset Management, Inc. dated December 3, 2007 is incorporated herein by reference to exhibit (d)(5) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(3)	Investment Advisory Agreement between WisdomTree Asset Management, Inc. and WisdomTree India Investment Portfolio, Inc. dated February 14, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(4)	Investment Advisory Agreement Schedule dated June 25, 2008 is incorporated herein by reference to exhibit (d)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(d)(5)	Investment Advisory Agreement between the Registrant (on behalf of the WisdomTree Middle East Dividend Fund) and WisdomTree Asset Management, Inc. dated June 25, 2008 is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(6)	Amended and Restated Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors (on behalf of all series except the WisdomTree Currency Funds) is incorporated herein by reference to exhibit (d)(3) of Registrant’s Post-Effective Amendment No. 10 filed on January 2, 2008.

(d)(7)	Sub-Advisory Agreement Appendix A dated June 10, 2008 is incorporated herein by reference to exhibit (d)(7) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(d)(8)	Sub-Advisory Agreement among WisdomTree Asset Management, Inc. and Mellon Capital Management Corporation and The Dreyfus Corporation on behalf of the WisdomTree Currency Funds dated March 25, 2008 is incorporated herein by reference to exhibit (d)(6) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(d)(9)	Sub-Advisory Agreement between WisdomTree Asset Management, Inc. and BNY Investment Advisors on behalf WisdomTree India Investment Portfolio, Inc. dated February 19, 2008 is incorporated herein by reference to exhibit (d)(8) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(e)(1)	Distribution Agreement between the Registrant and ALPS Distributors, Inc. is incorporated herein by reference to exhibit (e)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(e)(2)	Distribution Agreement Schedule dated July 15, 2008 is incorporated herein by reference to exhibit (e)(2) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

(e)(3)	Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e)(2) of Registrant’s Initial Registration Statement on Form N-1A filed on March 13, 2006.

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(2)	Custody Agreement Schedule is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(3)	Foreign Custody Manager Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (g)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(g)(4)	Foreign Custody Manager Agreement Schedule is incorporated herein by reference to exhibit (g)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(g)(5)	Custody Agreement between WisdomTree India Investment Portfolio, Inc. and the Bank of New York is incorporated herein by reference to exhibit (g)(5) of Registrant’s Post-Effective Amendment No. 14 filed on April 4, 2008.

(h)(1)	Administration and Accounting Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(1) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(2)	Administration and Accounting Agreement Schedule is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(3)	Transfer Agency and Service Agreement between the Registrant and The Bank of New York is incorporated herein by reference to exhibit (h)(2) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(4)	Transfer Agency and Service Agreement Schedule is incorporated herein by reference to exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(5)	License Agreement between the Registrant and WisdomTree Investments, Inc is incorporated herein by reference to exhibit (h)(3) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(6)	License Agreement Schedule is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 16 filed on June 27, 2008.

(h)(7)	Securities Lending Agency Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(4) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(8)	Form of Securities Loan Agreement between the Registrant and UBS Securities LLC is incorporated herein by reference to exhibit (h)(5) of Registrant’s Pre-Effective Amendment No. 1 filed on June 5, 2006.

(h)(9)	Chief Compliance Officer Services Agreement between the Registrant and ALPS Funds Services, Inc. is incorporated herein by reference to exhibit (h)(6) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(10)	Chief Compliance Officer Services Agreement Schedule dated July 15, 2008 is incorporated herein by reference to exhibit (h)(10) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

(h)(11)	Index Methodology (Dividend Funds) is incorporated herein by reference to exhibit (h)(8) of Registrant’s Post-Effective Amendment No. 2 filed on September 29, 2006.

(h)(12)	Index Methodology (Earnings Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant’s Post-Effective Amendment No. 4 filed on February 15, 2007.

(h)(13)	Index Methodology (Growth Funds) is incorporated herein by reference to exhibit (h)(12) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

(h)(14)	Amended and Restated Services Agreement between the Registrant and WisdomTree Asset Management, Inc. dated September 17, 2007 is incorporated herein by reference to exhibit (h)(14) of Registrant’s Post-Effective Amendment No. 18 filed on July 29, 2008.

(h)(15)	Index Methodology (Currency Hedged Funds).*

(i)	Legal Opinion and Consent of Ropes & Gray LLP, counsel to the Registrant.*

(j)	Not applicable.

(k)	Not applicable.

(l)	Form of Letter of Representations between the Registrant and The Depository Trust Company is incorporated herein by reference to exhibit (l) of Registrant’s Pre-Effective Amendment No. 2 filed on June 9, 2006.

(m)	None.

(n)	Not applicable.

(p)(1)	Code of Ethics of the Registrant is incorporated herein by reference to exhibit (p) of Registrant’s Post Effective Amendment No. 2 filed on September 29, 2006.

(p)(2)	Code of Ethics of BNY Mellon is incorporated herein by reference to exhibit (p)(2) of Registrant’s Post Effective Amendment No. 14 filed on April 4, 2008.

(q)(1)	Power of Attorney for Gregory Barton, Toni Massaro, Jonathan Steinberg and Victor Ugolyn is incorporated herein by reference to exhibit (q) of Registrant’s Post Effective Amendment No. 7 filed on October 19, 2007.

(q)(2)	Power of Attorney for Amit Muni is incorporated herein by reference to exhibit (q)(2) of Registrant’s Post Effective Amendment No. 16 filed on June 27, 2008.

*	To be filed by Amendment.

Item 24. Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 25. Indemnification

Reference is made to Article IX of the Registrant’s Trust Instrument included as Exhibit (a)(1) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 1. LIMITATION OF LIABILITY.

All Persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees, or agents, whether past, present, or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Investment Adviser, or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Section 2. INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)	every Person who is, or has been, a Trustee or an officer, employee, or agent of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series (out of Assets belonging to that Series) to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; provided that the transfer agent of the Trust or any Series shall not be considered an agent for these purposes unless expressly deemed to be such by the Trustees in a resolution referring to this Article.

(ii)	as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i)	who has been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)	in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based on a review of readily available facts (as opposed to a full trial-type inquiry), or (C) by written opinion of independent legal counsel based on a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors, and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof on receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either (i) such Covered Person has provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, has determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)	Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, modification, or adoption would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification, or adoption.

Reference is made to Article VI of the Registrant’s By-Laws included as Exhibit (b) to this Registration Statement with respect to the indemnification of the Registrant’s trustees and officers, which is set forth below:

Section 6.2. Limitation of Liability.

The Declaration refers to the Trustees as Trustees, but not as individuals or personally; and no Trustee, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust; provided, that nothing contained in the Declaration or the By-Laws shall protect any Trustee or officer of the Trust from any liability to the Trust or its Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

WisdomTree Asset Management, Inc. (“WTAM”), 380 Madison Avenue, 21st Floor, New York, NY 10017, a wholly-owned subsidiary of WisdomTree Investments, Inc., is a registered investment adviser and serves as manager for all funds of the Registrant. The description of WTAM under the caption of “Management-Investment Adviser” in the Prospectus and under the caption “Management of the Trust” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Each of the directors and officers of WTAM will also have substantial responsibilities as directors and/or officers of WisdomTree Investments, Inc., 380 Madison Avenue, 21st Floor, New York, NY 10017. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of WTAM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name	Position with WisdomTree Asset Management, Inc.	Principal Business(es) During the Last Two Fiscal Years
Jonathan Steinberg	President, (Principal Executive Officer) and Trustee	Chief Executive Officer of WisdomTree Investments (formerly, Index Development Partners, Inc.); Director of WisdomTree Investments, Inc.; President of the WisdomTree Funds since 2005

Amit Muni	Treasurer (Principal Financial and Accounting Officer), Assistant Secretary	Chief Financial Officer and Assistant Secretary of WisdomTree Investments, Inc. (formerly Index Development Partners, Inc.) since March 2008; International Securities Exchange Holdings, Inc. (ISE), Controller and Chief Accounting Officer, 2003 to 2008; Instinet Group, Inc., Vice President Finance, 2000 to 2003.

Richard Morris	Deputy General Counsel, Chief Legal Officer	Secretary and Chief Legal Officer of the WisdomTree Funds since 2005; Deputy General Counsel of WisdomTree Investments, Inc. since 2005; Senior Counsel at Barclays Global Investors, N.A. from 2002 to 2005; Counsel at Barclays Global Investors, N.A. from 2000 to 2001.

WTAM, with the approval of the Registrant’s board of trustees, selects the sub-adviser for the funds of the Registrant. Mellon Capital Management Corporation serves as sub-adviser for the funds.

Name	Position with Sub Advisors	Principal Business(es) During the last Two Fiscal Years
Kurt Zyla	Managing Director, Indexing and ETF Strategist	Division Manager

Todd Rose	Vice President, Senior Portfolio Manager	Portfolio Management, Index Fund Management

Denise Krisko	Managing Director, Equity Index Strategies, East Coast	Head of Index Management

Item 27. Principal Underwriters

(a) The Trust’s distributor, ALPS Distributors, Inc. (the “Distributor”), acts as distributor for the Registrant and the following investment companies: Accessor Funds, AARP Funds, Agile Funds, Ameristock Mutual Funds, Inc., DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, First Funds, Firsthand Funds, Forward Emerald Funds, Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone, Nasdaq 100 Trust, PowerShares Exchange-Traded Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, and Westcore Trust.

(b) To the best of Registrant’s knowledge, the directors and executive officers of the Distributor are as follows:

Name	Position(s) and Office(s) with the Distributor

Edmund J. Burke	President

Thomas Carter	Managing Director - Sales and Finance; Treasurer

Jeremy O. May	Managing Director - Operations and Client Service; Secretary

Diana Adams	Vice President, Controller

Tane Tyler	Chief Legal Officer, Assistant Secretary

Brad Swenson	Chief Compliance Officer

The business address of each of the Distributor’s directors or officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(c) Not applicable.

Item 28. Location of Accounts and Records

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at its offices at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(b) WisdomTree Asset Management Inc. maintains all Records relating to its services as investment adviser to the Registrant at 380 Madison Avenue, 21st Floor, New York, NY 10017.

(c) The sub-Advisor maintains all Records relating to its services as sub-adviser to the Registrant at One Mellon Center, Pittsburgh, PA, 15258 and 480 Washington Boulevard, Jersey City, New Jersey 07310

(d) ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e) The Bank of New York maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286

Item 29. Management Services

Not applicable.

Item 30. Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 20th day August, 2008.

WISDOMTREE TRUST (Registrant)

By:	/s/ Jonathan Steinberg
Jonathan Steinberg President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title(s)	Date
/s/ Jonathan Steinberg Jonathan Steinberg	President (Principal Executive Officer) and Trustee	August 20, 2008

/s/ Amit Muni* Amit Muni	Treasurer (Principal Financial and Accounting Officer) and Assistant Secretary	August 20, 2008

/s/ Gregory Barton* Gregory Barton	Trustee	August 20, 2008

/s/ Toni Massaro* Toni Massaro	Trustee	August 20, 2008

/s/ Victor Ugolyn* Victor Ugolyn	Trustee	August 20, 2008

* By:	/s/ Jonathan Steinberg
Jonathan Steinberg
(Attorney-in-Fact)